M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Shares		Value (Note 1)

	Common Stocks—69.3%
	Australia—5.1%
5,596	Adbri Ltd.§	$12,550
3,733	AGL Energy Ltd.§	21,517
4,474	Allkem Ltd.*, §	37,438
2,808	ALS Ltd.§	27,793
1,335	Altium Ltd.§	33,628
23,001	Alumina Ltd.§	34,353
57,486	AMP Ltd.*, §	41,085
2,797	Ampol Ltd.§	63,560
1,231	Ansell Ltd.§	23,641
8,493	APA Group§	67,350
1,172	ARB Corp. Ltd.§	35,951
16,116	Ardent Leisure Group Ltd.*, §	16,029
3,393	Aristocrat Leisure Ltd.§	91,989
785	ASX Ltd.§	47,649
10,548	Atlas Arteria Ltd.§	51,307
1,347	AUB Group Ltd.§	22,704
27,196	Aurizon Holdings Ltd.§	74,678
9,677	Austal Ltd.§	13,675
16,565	Australia & New Zealand Banking Group Ltd.§	339,456
2,559	Australian Ethical Investment Ltd.§	13,666
10,095	Bank of Queensland Ltd.§	64,850
5,183	Bapcor Ltd.§	24,603
36,897	Beach Energy Ltd.†, §	42,687
4,696	Bega Cheese Ltd.†, §	16,764
6,079	Bendigo & Adelaide Bank Ltd.†, §	46,403
19,147	BHP Group Ltd.†, §	745,775
12,902	BHP Group Ltd.§	494,664
2,587	BHP Group Ltd., ADR	199,846
177	Blackmores Ltd.†, §	9,872
7,397	BlueScope Steel Ltd.§	114,303
12,498	Brambles Ltd.§	92,161
849	Breville Group Ltd.†, §	17,159
1,779	Brickworks Ltd.§	32,273
2,848	carsales.com Ltd.§	43,908
6,463	Challenger Ltd.§	32,185
5,558	Champion Iron Ltd.†, §	32,119
5,238	City Chic Collective Ltd.*, †, §	13,136
16,096	Cleanaway Waste Management Ltd.§	36,878
816	Clinuvel Pharmaceuticals Ltd.†, §	11,143
444	Cochlear Ltd.§	73,970
748	Codan Ltd.§	4,059
8,123	Coles Group Ltd.§	108,269
9,619	Commonwealth Bank of Australia§	755,310
5,142	Computershare Ltd.§	94,073
34,520	Cooper Energy Ltd.*, †, §	7,468
1,259	Corporate Travel Management Ltd.*, †, §	21,954
5,529	Costa Group Holdings Ltd.§	13,105
1,552	Credit Corp. Group Ltd.†, §	34,643
2,419	Crown Resorts Ltd.*, §	22,992
2,681	CSL Ltd.§	532,438
9,383	CSR Ltd.§	42,875
2,536	Data#3 Ltd.†, §	11,134
4,714	Deterra Royalties Ltd.†, §	16,882

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)

	Australia (Continued)
464	Domino's Pizza Enterprises Ltd.†, §	$30,232
11,415	Downer EDI Ltd.§	45,619
3,054	Eagers Automotive Ltd.†, §	32,209
13,551	Eclipx Group Ltd.*, §	25,523
2,597	Elders Ltd.§	25,711
9,649	Endeavour Group Ltd.§	52,496
7,109	Estia Health Ltd.†, §	12,349
1,597	EVENT Hospitality & Entertainment Ltd.*, †, §	17,100
13,941	Evolution Mining Ltd.§	45,299
1,312	Flight Centre Travel Group Ltd.*, †, §	19,045
20,429	Fortescue Metals Group Ltd.§	313,500
20,944	G8 Education Ltd.§	17,905
9,874	Genworth Mortgage Insurance Australia Ltd.§	21,193
10,754	Gold Road Resources Ltd.§	12,961
3,873	GrainCorp Ltd., Class A§	24,487
9,346	GWA Group Ltd.§	17,337
13,339	Harvey Norman Holdings Ltd.†, §	53,095
15,902	Healius Ltd.§	51,780
10,246	Humm Group Ltd.†, §	6,531
877	IDP Education Ltd.†, §	20,454
9,401	IGO Ltd.§	98,300
4,268	Iluka Resources Ltd.§	35,819
11,076	Imdex Ltd.§	22,351
21,765	Incitec Pivot Ltd.§	61,478
11,778	Infomedia Ltd.†, §	11,944
5,200	Inghams Group Ltd.†, §	11,824
15,570	Insignia Financial Ltd.§	42,415
17,033	Insurance Australia Group Ltd.§	55,468
7,725	Integral Diagnostics Ltd.§	22,713
1,626	InvoCare Ltd.†, §	14,472
2,813	IPH Ltd.§	16,612
3,090	IRESS Ltd.§	27,293
2,351	James Hardie Industries PLC§	70,751
1,731	JB Hi-Fi Ltd.†, §	69,880
2,838	Johns Lyng Group Ltd.†, §	18,304
7,993	Karoon Energy Ltd.*, §	12,765
5,029	Lendlease Corp. Ltd.§	41,797
1,418	Lifestyle Communities Ltd.§	17,810
10,522	Link Administration Holdings Ltd.§	40,679
1,516	Lovisa Holdings Ltd.§	20,956
7,511	Lynas Rare Earths Ltd.*, §	59,537
2,200	Macquarie Group Ltd.§	330,943
1,209	Magellan Financial Group Ltd.†, §	14,238
22,423	Mayne Pharma Group Ltd.*, †, §	4,195
1,182	McMillan Shakespeare Ltd.§	10,559
24,693	Medibank Pvt Ltd.§	56,542
13,978	Metcash Ltd.†, §	47,214
1,851	Mineral Resources Ltd.§	72,357
1,365	Monadelphous Group Ltd.†, §	11,135
21,227	National Australia Bank Ltd.§	509,914
879	Netwealth Group Ltd.§	9,722
10,216	New Hope Corp. Ltd.†, §	25,750
6,467	Newcrest Mining Ltd.§	128,380
2,652	NEXTDC Ltd.*, §	22,877

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)

	Australia (Continued)
5,984	nib holdings Ltd.§	$28,305
932	Nick Scali Ltd.§	7,860
12,378	Nickel Mines Ltd.§	11,642
23,033	Nine Entertainment Co. Holdings Ltd.§	50,740
10,155	Northern Star Resources Ltd.§	80,483
12,393	NRW Holdings Ltd.§	19,840
6,389	Nufarm Ltd.§	30,002
5,115	Omni Bridgeway Ltd.*, §	14,365
11,530	oOh!media Ltd.§	13,832
3,849	Orica Ltd.†, §	45,582
13,491	Origin Energy Ltd.§	62,428
7,294	Orora Ltd.§	19,532
6,846	OZ Minerals Ltd.§	135,622
38,627	Paladin Energy Ltd.*, †, §	22,260
3,852	Pendal Group Ltd.§	13,224
12,923	Perenti Global Ltd.§	7,216
1,594	Perpetual Ltd.§	40,899
25,348	Perseus Mining Ltd.§	36,764
1,933	Pinnacle Investment Management Group Ltd.†, §	15,026
3,992	Platinum Asset Management Ltd.§	6,536
2,030	Premier Investments Ltd.§	41,258
1,044	Pro Medicus Ltd.†, §	37,567
4,109	Qantas Airways Ltd.*, §	15,787
8,115	QBE Insurance Group Ltd.§	69,162
10,685	Qube Holdings Ltd.§	24,827
17,985	Ramelius Resources Ltd.§	19,170
1,186	Ramsay Health Care Ltd.§	57,439
355	REA Group Ltd.§	35,495
1,390	Reece Ltd.§	19,609
10,111	Regis Resources Ltd.†, §	15,809
6,796	Reliance Worldwide Corp. Ltd.§	21,338
26,531	Resolute Mining Ltd.*, §	6,497
4,367	Rio Tinto Ltd.§	386,844
10,554	Sandfire Resources Ltd.§	44,563
32,253	Santos Ltd.§	185,461
1,031	SEEK Ltd.†, §	22,686
3,263	Select Harvests Ltd.†, §	13,012
1,184	Seven Group Holdings Ltd.†, §	18,648
62,916	Seven West Media Ltd.*, §	31,856
11,474	Silver Lake Resources Ltd.*, §	18,273
3,115	Sims Ltd.§	49,941
4,280	SmartGroup Corp. Ltd.§	27,213
4,234	Sonic Healthcare Ltd.§	111,490
21,815	South32 Ltd.§	81,235
3,457	Southern Cross Media Group Ltd.§	4,427
9,141	SpeedCast International Ltd.*, †, §	-
21,630	St. Barbara Ltd.§	22,558
13,525	Star Entertainment Group Ltd.*, §	32,580
10,471	Steadfast Group Ltd.§	37,149
7,077	Suncorp Group Ltd.§	58,519
4,830	Super Retail Group Ltd.§	37,009
24,332	Superloop Ltd.*, §	17,026
14,886	Tabcorp Holdings Ltd.§	59,031
6,444	Tassal Group Ltd.§	17,302

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)

	Australia (Continued)
4,562	Technology One Ltd.§	$38,651
34,513	Telstra Corp. Ltd.§	101,782
2,964	TPG Telecom Ltd.†, §	13,329
14,998	Transurban Group§	151,099
5,229	Treasury Wine Estates Ltd.§	44,790
4,434	United Malt Group Ltd.§	12,496
5,028	Uniti Group Ltd.*, §	17,527
14,458	Viva Energy Group Ltd.#, §	25,209
3,525	Webjet Ltd.*, †, §	14,498
6,256	Wesfarmers Ltd.§	235,066
24,722	West African Resources Ltd.*, †, §	22,950
7,396	Western Areas Ltd.*, §	20,064
11,815	Westgold Resources Ltd.§	16,862
22,518	Westpac Banking Corp.§	405,503
19,506	Whitehaven Coal Ltd.§	60,003
7,694	Woodside Petroleum Ltd.§	183,573
9,236	Woolworths Group Ltd.§	256,531
4,639	Worley Ltd.§	44,529
487	Xero Ltd.*, §	36,886
		11,746,027
	Austria—0.3%
984	ANDRITZ AG§	45,424
829	AT&S Austria Technologie & Systemtechnik AG§	45,863
913	BAWAG Group AG*, #, §	46,060
133	DO & Co. AG*, †, §	11,144
1,848	Erste Group Bank AG§	67,024
614	EVN AG§	15,749
1,377	FACC AG*, †, §	12,097
332	Lenzing AG*, §	33,617
59	Mayr Melnhof Karton AG§	10,503
463	Oesterreichische Post AG†, §	16,449
1,558	OMV AG§	74,292
3,082	Raiffeisen Bank International AG§	43,567
1,417	S IMMO AG§	34,743
127	Schoeller-Bleckmann Oilfield Equipment AG*, §	6,844
1,874	Telekom Austria AG*, §	14,469
4,149	UNIQA Insurance Group AG§	32,796
252	Verbund AG§	26,534
884	Vienna Insurance Group AG Wiener Versicherung Gruppe§	22,844
1,881	voestalpine AG§	55,876
921	Wienerberger AG§	27,690
		643,585
	Belgium—0.6%
252	Ackermans & van Haaren NV§	47,026
2,082	Ageas SA§	104,778
5,568	AGFA-Gevaert NV*, §	22,293
5,947	Anheuser-Busch InBev SA§	356,697
127	Argenx SE*, §	39,935
851	Barco NV§	18,729
781	Bekaert SA§	30,505
991	bpost SA*, §	6,559
105	Cie d'Entreprises CFE§	14,736

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)

	Belgium (Continued)
333	D'ieteren Group§	$55,754
271	Elia Group SA§	41,364
609	Etablissements Franz Colruyt NV§	25,253
2,756	Euronav NV*, †	29,131
1,410	Euronav NV§	15,051
548	EVS Broadcast Equipment SA§	12,326
1,400	Fagron§	25,527
415	Gimv NV§	25,017
1,901	KBC Group NV§	136,719
9	Lotus Bakeries NV§	47,177
216	Melexis NV§	19,881
2,034	Ontex Group NV*, †, §	14,851
1,080	Orange Belgium SA§	22,928
1,637	Proximus SADP§	30,468
207	Shurgard Self Storage SA§	12,853
214	Sipef NV§	15,565
1,351	Solvay SA§	133,012
449	Telenet Group Holding NV§	14,480
688	Tessenderlo Group SA*, §	24,885
736	UCB SA§	88,108
1,277	Umicore SA§	55,163
95	VGP NV§	24,377
		1,511,148
	Canada—8.4%
757	Aclara Resources, Inc.*	442
6,700	Advantage Energy Ltd.*, †	46,680
1,679	Aecon Group, Inc.†	22,791
607	Ag Growth International, Inc.	20,966
3,643	Agnico-Eagle Mines Ltd.	222,925
1,370	Agnico-Eagle Mines Ltd.†	83,899
5,042	Aimia, Inc*, †	20,327
1,100	Air Canada*, †	21,337
7,338	Alamos Gold, Inc., Class A	61,632
902	Algonquin Power & Utilities Corp.†	13,990
5,308	Alimentation Couche-Tard, Inc.	239,129
2,174	AltaGas Ltd.†	48,692
685	Altus Group Ltd.	27,671
16,056	ARC Resources Ltd.	214,996
989	Aritzia, Inc.*	40,370
700	Atco Ltd., Class I	24,038
600	ATS Automation Tooling Systems, Inc.*	21,645
84	Aurora Cannabis, Inc.*, †	335
16,677	B2Gold Corp.	76,572
850	Badger Infrastructure Solutions Ltd.†	21,390
5,862	Bank of Montreal	689,923
8,200	Bank of Nova Scotia	587,705
11,385	Barrick Gold Corp.	279,263
2,683	Bausch Health Cos., Inc.*	61,294
2,359	Baytex Energy Corp.*	10,284
708	BCE, Inc.	39,247
9,500	Birchcliff Energy Ltd.†	63,528

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)

	Canada (Continued)
4,601	BlackBerry Ltd.*, †	$34,117
25,700	Bombardier, Inc., Class B*	29,603
1,662	Boralex, Inc., Class A†	53,869
200	Boyd Group Services, Inc.	26,488
8	Brookfield Asset Management Reinsurance Partners Ltd., Class A*	458
10	Brookfield Asset Management Reinsurance Partners Ltd., Class A*, †	571
3,016	Brookfield Asset Management, Inc., Class A	170,560
717	Brookfield Infrastructure Corp., Class A†	54,107
385	BRP, Inc.†	31,523
2,002	Cameco Corp.	58,307
1,985	Canaccord Genuity Group, Inc.	19,609
400	Canada Goose Holdings, Inc.*, †	10,511
4,535	Canadian Imperial Bank of Commerce	550,940
4,408	Canadian National Railway Co.†	591,306
14,634	Canadian Natural Resources Ltd.	906,146
4,315	Canadian Pacific Railway Ltd.	356,135
610	Canadian Tire Corp. Ltd., Class A†	92,104
1,300	Canadian Utilities Ltd., Class A	39,848
1,880	Canadian Western Bank†	54,649
1,876	Canfor Corp.*	38,656
700	Canopy Growth Corp.*, †	5,306
1,494	Capital Power Corp.	48,651
4,800	Capstone Copper Corp.*, †	27,146
6,100	Cardinal Energy Ltd.*	37,279
6,100	Cascades, Inc.	62,554
1,637	CCL Industries, Inc., Class B	73,853
6,166	Celestica, Inc.*	73,342
6,625	Cenovus Energy, Inc.	110,439
5,235	Centerra Gold, Inc.	51,464
9,000	CES Energy Solutions Corp.	17,278
2,021	CGI, Inc.*	161,065
2,739	CI Financial Corp.	43,512
440	Cogeco Communications, Inc.†	36,421
300	Cogeco, Inc.	18,497
325	Colliers International Group, Inc.	42,359
122	Constellation Software, Inc.	208,546
5,812	Corus Entertainment, Inc., Class B†	22,873
3,354	Crescent Point Energy Corp.	24,307
7,600	Denison Mines Corp.*, †	12,402
322	Descartes Systems Group, Inc.*	23,590
1,840	Dollarama, Inc.	104,352
1,821	Dorel Industries, Inc., Class B†	14,100
1,100	DREAM Unlimited Corp., Class A	43,819
6,100	Dundee Precious Metals, Inc.	36,400
4,100	ECN Capital Corp.	21,875
3,501	Eldorado Gold Corp.*	39,206
9,925	Element Fleet Management Corp.†	96,062
2,163	Emera, Inc.	107,220
1,379	Empire Co. Ltd., Class A	48,910
4,387	Enbridge, Inc.†	202,197
5,120	Enbridge, Inc.	235,696

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)

	Canada (Continued)
3,515	Endeavour Mining PLC†	$87,190
2,894	Endeavour Silver Corp.*	13,457
2,494	Enerflex Ltd.	15,980
7,134	Enerplus Corp.	90,391
882	Enghouse Systems Ltd.	27,882
7,100	Ensign Energy Services, Inc.*	19,594
700	ERO Copper Corp.*	10,252
700	Exchange Income Corp.†	23,954
4,400	Extendicare, Inc.†	27,629
316	Fairfax Financial Holdings Ltd.	172,396
2,600	Fiera Capital Corp.†	21,713
2,098	Finning International, Inc.	63,167
805	First Majestic Silver Corp.†	10,594
4,880	First Quantum Minerals Ltd.	168,945
347	FirstService Corp.	50,192
3,070	Fortis, Inc.	151,836
10,041	Fortuna Silver Mines, Inc.*, †	38,151
406	Franco-Nevada Corp.	64,685
3,500	Freehold Royalties Ltd.†	40,063
845	George Weston Ltd.	104,058
700	GFL Environmental, Inc.	22,778
1,500	Gibson Energy, Inc.†	30,008
2,308	Gildan Activewear, Inc.	86,520
5,700	Gran Tierra Energy, Inc.*	8,937
1,406	Great-West Lifeco, Inc.	41,433
1,700	Home Capital Group, Inc.†	51,674
7,321	Hudbay Minerals, Inc.†	57,507
2,098	Hydro One Ltd.#	56,522
1,352	iA Financial Corp., Inc.	82,203
3,400	IAMGOLD Corp.*	11,803
511	IGM Financial, Inc.	18,055
1,400	Imperial Oil Ltd.	67,707
1,017	Innergex Renewable Energy, Inc.†	16,172
706	Intact Financial Corp.	104,317
2,045	Interfor Corp.	56,877
2,087	Intertape Polymer Group, Inc.†	66,242
1,600	Invesque, Inc.*	2,272
3,868	Ivanhoe Mines Ltd., Class A*	36,076
700	Jamieson Wellness, Inc.#, †	19,514
500	K-Bro Linen, Inc.	13,514
2,067	Karora Resources, Inc.*	10,516
7,152	Kelt Exploration Ltd.*	38,559
1,948	Keyera Corp.	49,380
17,698	Kinross Gold Corp.†	103,910
3,700	Knight Therapeutics, Inc.*	15,449
600	Labrador Iron Ore Royalty Corp.	20,162
800	Laurentian Bank of Canada†	26,595
562	LifeWorks, Inc.†	9,719
889	Linamar Corp.	39,517
1,322	Loblaw Cos. Ltd.	118,627
8,900	Lucara Diamond Corp.*, †	4,770

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)

	Canada (Continued)
13,050	Lundin Mining Corp.	$132,259
725	MAG Silver Corp.*	11,723
3,981	Magna International, Inc.	255,626
4,800	Major Drilling Group International, Inc.*	46,727
8,035	Manulife Financial Corp.	171,350
2,280	Manulife Financial Corp.†	48,678
1,530	Maple Leaf Foods, Inc.	36,716
1,800	Martinrea International, Inc.	12,930
1,895	Medical Facilities Corp.	17,159
4,700	MEG Energy Corp.*	64,175
1,000	Methanex Corp.†	54,529
1,782	Metro, Inc.	102,574
470	MTY Food Group, Inc.†	20,486
2,700	Mullen Group Ltd.†	28,854
2,600	National Bank of Canada	199,302
14,800	New Gold, Inc.*	26,874
1,740	NFI Group, Inc.†	22,186
721	North American Construction Group Ltd.†	10,439
1,126	North West Co., Inc.	34,496
2,511	Northland Power, Inc.†	83,476
4,515	Nutrien Ltd.	469,167
11,800	OceanaGold Corp.*	26,146
793	Onex Corp.	53,144
2,715	Open Text Corp.	115,124
1,835	Osisko Gold Royalties Ltd.†	24,204
3,696	Pan American Silver Corp.	100,874
3,949	Parex Resources, Inc.	81,024
700	Park Lawn Corp.†	19,362
1,907	Parkland Corp.†	56,395
1,760	Pason Systems, Inc.	21,554
3,384	Pembina Pipeline Corp.†	127,199
4,630	Peyto Exploration & Development Corp.†	46,961
900	PrairieSky Royalty Ltd.†	12,447
580	Precision Drilling Corp.*	43,008
300	Premium Brands Holdings Corp.†	26,246
1,959	Primo Water Corp.†	27,893
1,764	Quebecor, Inc., Class B	42,049
1,200	Real Matters, Inc.*	5,107
700	Recipe Unlimited Corp.*, †	8,209
1,900	Restaurant Brands International, Inc.	110,993
745	Richelieu Hardware Ltd.†	27,139
889	Ritchie Bros Auctioneers, Inc.	52,509
2,704	Rogers Communications, Inc., Class B	153,050
500	Rogers Communications, Inc., Class B†	28,375
5,300	Rogers Sugar, Inc.†	26,709
11,500	Royal Bank of Canada	1,266,136
1,740	Russel Metals, Inc.†	46,097
2,900	Sandstorm Gold Ltd.	23,432
1,204	Saputo, Inc.†	28,517
107	Seabridge Gold, Inc.*	1,979

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)

	Canada (Continued)
4,547	Secure Energy Services, Inc.	$19,422
4,613	Shaw Communications, Inc., Class B	143,170
1,968	ShawCor Ltd.*, †	7,934
174	Shopify, Inc., Class A*	117,664
1,794	Sienna Senior Living, Inc.†	21,970
1,200	Sierra Wireless, Inc.*	21,648
1,359	Sleep Country Canada Holdings, Inc.#	31,753
1,519	SNC-Lavalin Group, Inc.	36,573
4,381	SSR Mining, Inc.	95,249
1,100	Stantec, Inc.†	55,178
700	Stelco Holdings, Inc.	29,111
1,100	Stella-Jones, Inc.	33,058
1,100	Sun Life Financial, Inc.	61,413
999	Sun Life Financial, Inc.†	55,777
16,316	Suncor Energy, Inc.	531,474
3,579	Superior Plus Corp.†	32,866
7,700	Tamarack Valley Energy Ltd.	30,550
4,892	TC Energy Corp.	275,961
3,772	Teck Resources Ltd., Class B	152,319
1,140	TFI International, Inc.	121,418
287	Thomson Reuters Corp.	31,160
3,200	Timbercreek Financial Corp.†	24,291
698	TMX Group Ltd.	71,790
2,171	Torex Gold Resources, Inc.*	27,264
839	Toromont Industries Ltd.	79,534
11,275	Toronto-Dominion Bank	894,586
5,111	Tourmaline Oil Corp.†	235,487
7,036	TransAlta Corp.	72,828
2,812	TransAlta Renewables, Inc.†	41,568
3,800	Transcontinental, Inc., Class A†	53,102
12,242	Trican Well Service Ltd.*, †	36,428
3,001	Tricon Residential, Inc.	47,698
1,570	Turquoise Hill Resources Ltd.*	47,145
1,000	Uni-Select, Inc.*	24,397
2,344	Vermilion Energy, Inc.	49,218
1,800	Wajax Corp.	28,451
872	Waste Connections, Inc.	121,858
2,200	Wesdome Gold Mines Ltd.*	27,611
2,070	West Fraser Timber Co. Ltd.	170,316
12,500	Western Forest Products, Inc.	20,098
1,100	Westshore Terminals Investment Corp.†	29,151
1,533	Wheaton Precious Metals Corp.	72,901
18,463	Whitecap Resources, Inc.†	152,708
400	Winpak Ltd.†	12,287
752	WSP Global, Inc.	99,799
19,921	Yamana Gold, Inc.	111,225
		19,529,780

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	China—0.0%
4,100	BOC Aviation Ltd.#, §	$32,213
11,000	JS Global Lifestyle Co. Ltd.#, §	12,819
		45,032
	Denmark—1.6%
2,040	ALK-Abello AS*, §	44,920
24,690	Alm Brand AS§	41,980
827	Ambu AS, Class B§	12,145
50	AP Moller - Maersk A/S, Class A§	149,528
2,721	Bang & Olufsen AS*, §	7,734
713	Bavarian Nordic AS*, §	17,910
882	Carlsberg AS, Class B§	107,687
106	Chemometec AS§	12,840
930	Chr Hansen Holding AS§	68,343
568	Coloplast AS, Class B§	86,025
805	D/S Norden AS§	28,120
4,232	Danske Bank AS§	69,940
1,377	Demant AS*, §	62,291
778	Dfds AS§	33,160
68	Drilling Co. of 1972 AS*, §	3,719
1,041	DSV AS§	199,057
1,244	FLSmidth & Co. A/S§	32,436
330	Genmab AS*, §	119,546
1,611	GN Store Nord A/S§	78,618
771	H Lundbeck AS§	17,777
818	H+H International A/S, Class B*, §	22,406
3,142	ISS AS*, §	55,605
958	Jyske Bank AS, Registered*, §	51,885
1,970	Matas AS§	28,092
432	Netcompany Group AS*, #, §	28,490
266	Nilfisk Holding AS*, §	7,919
257	NKT AS*, §	11,595
362	NNIT AS*, #, §	5,095
12,082	Novo Nordisk AS, Class B§	1,338,041
1,357	Novozymes A/S, Class B§	92,875
218	NTG Nordic Transport Group AS*, §	13,148
831	Orsted AS#, §	104,641
1,447	Pandora AS§	136,901
376	Per Aarsleff Holding AS§	14,508
576	Ringkjoebing Landbobank AS§	72,691
217	ROCKWOOl International AS, Class A§	71,551
686	Royal Unibrew AS§	63,764
1,644	Scandinavian Tobacco Group A/S, Class A#, §	35,002
336	Schouw & Co. AS§	29,036
638	SimCorp AS§	46,468
1,256	Spar Nord Bank AS§	16,559
1,818	Sydbank AS§	62,072
676	Topdanmark A/S§	37,822

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Denmark (Continued)
1,813	Tryg AS§	$43,956
6,155	Vestas Wind Systems AS§	181,727
615	Zealand Pharma AS*, §	9,395
		3,775,020
	Finland—0.9%
510	Cargotec Oyj, Class B§	19,316
1,387	Elisa Oyj§	83,594
25,135	Finnair Oyj*, † §	13,848
425	Fiskars Oyj Abp§	10,081
2,973	Fortum Oyj§	53,970
971	Huhtamaki Oyj§	33,717
1,799	Kemira Oyj§	23,507
1,396	Kesko Oyj, Class A§	36,047
2,896	Kesko Oyj, Class B§	79,933
2,038	Kojamo Oyj§	48,905
1,938	Kone Oyj, Class B†, §	101,504
1,119	Konecranes Oyj§	34,363
112	Marimekko Oyj§	9,358
3,137	Metsa Board Oyj, Class B§	31,672
6,084	Metso Outotec Oyj§	51,325
1,568	Neles Oyj§	15,953
2,298	Neste Oyj§	104,690
14,612	Nokia Oyj*, §	80,437
21,352	Nokia Oyj, ADR*	116,582
1,922	Nokian Renkaat Oyj§	31,132
15,020	Nordea Bank Abp§	154,870
281	Olvi Oyj, Class A§	11,066
7,100	Oriola Oyj, Class B§	14,776
727	Orion Oyj, Class A†, §	32,867
1,558	Orion Oyj, Class B§	70,697
10,116	Outokumpu Oyj*, †, §	53,873
7,476	Raisio Oyj , Class V†, §	21,983
873	Revenio Group Oyj*, §	45,854
3,625	Sampo Oyj, Class A§	176,943
7,584	Stora Enso Oyj, Class R§	148,391
1,519	Terveystalo Oyj#, †, §	18,784
1,860	TietoEVRY Oyj§	49,467
1,633	Tokmanni Group Corp.§	27,044
4,923	UPM-Kymmene Oyj§	160,640
775	Uponor Oyj§	15,615
559	Vaisala Oyj, Class A§	26,655
1,446	Valmet Oyj§	44,887
3,925	Wartsila Oyj Abp†, §	35,849
6,293	YIT Oyj†, §	23,746
		2,113,941
	France—5.8%
1,053	Accor SA*, §	33,745
162	Aeroports de Paris*, §	24,261
3,054	Air Liquide SA§	534,264
3,566	Airbus SE*, §	431,035
370	Akka Technologies*, §	20,045
947	Albioma SA§	45,977

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	France (Continued)
660	ALD SA#, §	$8,767
1,514	Alstom SA§	35,293
476	Alten SA§	71,820
272	Amundi SA#, §	18,559
1,234	Arkema SA§	147,219
820	Atos SE§	22,296
368	Aubay§	24,338
10,652	AXA SA§	311,080
1,320	Beneteau SA*, §	20,619
340	BioMerieux§	36,239
5,566	BNP Paribas SA§	316,913
5,145	Bollore SE§	26,874
541	Bonduelle SCA§	9,859
3,865	Bouygues SA§	134,737
2,700	Bureau Veritas SA§	77,121
1,082	Capgemini SE§	240,684
10,621	Carrefour SA§	230,409
461	Casino Guichard Perrachon SA*, †, §	8,509
20,011	CGG SA*, §	22,810
455	Chargeurs SA§	10,177
5,598	Cie de Saint-Gobain§	333,137
1,876	Cie Generale des Etablissements Michelin SCA§	253,434
585	Cie Plastic Omnium SA§	10,595
1,598	CNP Assurances§	38,529
2,606	Coface SA§	31,231
5,863	Credit Agricole SA§	70,046
4,080	Danone SA§	224,759
150	Dassault Aviation SA§	23,847
1,755	Dassault Systemes SE§	86,478
5,436	Derichebourg SA§	56,615
2,594	Edenred§	128,236
1,457	Eiffage SA§	149,339
3,878	Electricite de France SA§	36,536
1,532	Elior Group SA*, #, §	5,118
4,742	Elis SA*, §	69,754
14,271	Engie SA§	187,070
228	Eramet SA*, §	37,570
1,110	EssilorLuxottica SA§	202,625
450	Eurazeo SE§	37,819
1,550	Eurofins Scientific SE§	153,656
820	Euronext NV#, §	74,459
4,666	Eutelsat Communications SA§	50,654
2,461	Faurecia SE†, §	63,663
382	Faurecia SE§	9,889
539	Fnac Darty SA§	27,637
451	Gaztransport Et Technigaz SA§	50,531
2,345	Getlink SE§	42,232
173	Hermes International§	245,380
77	ID Logistics Group*, §	27,337
743	Imerys SA§	31,839
186	Interparfums SA§	11,168
632	Ipsen SA§	78,948
1,041	IPSOS§	51,621
530	Jacquet Metals SACA§	11,452

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	France (Continued)
614	JCDecaux SA*, §	$14,548
685	Kaufman & Broad SA§	22,631
486	Kering SA§	307,005
1,540	Korian SA§	35,447
861	L'Oreal SA§	344,629
708	La Francaise des Jeux SAEM#, §	28,063
880	Lagardere SA*, §	24,656
1,064	Lectra§	50,537
2,297	Legrand SA§	218,369
1,624	LVMH Moet Hennessy Louis Vuitton SE§	1,156,401
971	Maisons du Monde SA#, §	18,592
444	Mersen SA§	16,371
529	Metropole Television SA§	10,420
594	Nexans SA§	55,512
1,338	Nexity SA§	47,002
31,311	Orange SA§	370,244
676	Orpea SA§	29,173
829	Pernod-Ricard SA§	181,818
2,329	Publicis Groupe SA§	141,479
993	Quadient SA§	18,653
204	Remy Cointreau SA§	42,031
2,836	Renault SA*, §	74,132
5,266	Rexel SA§	112,182
931	Rothschild & Co.§	36,705
995	Rubis SCA§	29,245
939	Safran SA§	110,361
5,004	Sanofi§	510,329
174	Sartorius Stedim Biotech§	71,313
200	Savencia SA§	13,424
1,900	Schneider Electric SE§	317,217
2,540	SCOR SE§	81,638
6,729	SEB SA§	117,582
411	Societe BIC SA§	20,757
5,069	Societe Generale SA§	135,604
302	Societe pour l'Informatique Industrielle§	14,959
974	Sodexo SA§	79,072
120	SOITEC*, §	22,514
109	Somfy SA§	17,543
344	Sopra Steria Group SACA§	63,848
1,621	SPIE SA§	38,309
3,434	STMicroelectronics NV§	149,177
889	Technicolor SA, Registered*, §	3,335
2,141	Technip Energies NV*, §	26,080
504	Teleperformance§	192,186
2,268	Television Francaise 1§	22,002
943	Thales SA§	119,077
99	Thermador Groupe§	10,335
491	Tikehau Capital SCA§	13,189
23,875	TotalEnergies SE§	1,211,387
198	Trigano SA§	28,684
956	Ubisoft Entertainment SA*, §	42,087
3,512	Valeo SA§	64,525
1,461	Vallourec SA*, §	18,651

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	France (Continued)
4,405	Veolia Environnement SA§	$140,561
1,229	Verallia SA#, §	29,132
436	Vicat SA§	14,732
86	Vilmorin & Cie SA§	4,196
4,309	Vinci SA§	440,542
95	Virbac SA§	37,908
2,749	Vivendi SE§	35,878
1,284	Worldline SA*, #, §	55,666
		13,436,499
	Germany—4.9%
696	1&1 AG§	15,599
1,887	Aareal Bank AG§	59,294
1,127	adidas AG§	263,173
1,932	ADVA Optical Networking SE*, §	29,012
1,882	Allianz SE, Registered§	449,411
52	Amadeus Fire AG§	8,303
10,081	Aroundtown SA§	57,907
90	Atoss Software AG§	17,781
408	Aurubis AG§	48,767
6,872	BASF SE§	391,874
461	Bauer AG*, §	4,698
8,806	Bayer AG, Registered§	602,482
4,607	Bayerische Motoren Werke AG§	399,032
474	BayWa AG§	22,151
773	Bechtle AG§	43,623
301	Befesa SA#, §	23,750
649	Beiersdorf AG§	68,198
1,136	Bilfinger SE§	43,329
1,628	Borussia Dortmund GmbH & Co. KGaA*, §	7,303
1,982	Brenntag SE§	160,263
603	CANCOM SE§	37,595
226	Carl Zeiss Meditec AG§	36,645
3,791	CECONOMY AG§	14,366
159	Cewe Stiftung & Co. KGAA§	16,053
13,940	Commerzbank AG*, §	106,438
270	CompuGroup Medical SE & Co. KgaA§	16,497
1,121	Continental AG*, §	80,859
612	Corestate Capital Holding SA*, †, §	5,696
3,156	Covestro AG#, §	159,467
857	CTS Eventim AG & Co. KGaA*, §	58,804
4,833	Daimler Truck Holding AG*, §	134,266
272	Delivery Hero SE*, #, §	11,981
1,382	Deutsche Bank AG, Registered*	17,482
11,171	Deutsche Bank AG, Registered*, §	142,643
730	Deutsche Beteiligungs AG§	23,119
1,312	Deutsche Boerse AG§	235,686
696	Deutsche EuroShop AG§	12,857
6,296	Deutsche Lufthansa AG, Registered*, §	51,042
3,746	Deutsche Pfandbriefbank AG#, §	45,572
7,000	Deutsche Post AG, Registered§	336,130
37,771	Deutsche Telekom AG, Registered§	705,454
3,473	Deutz AG*, §	17,982
889	Duerr AG§	26,297

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Germany (Continued)
26,922	E.ON SE§	$313,094
465	Eckert & Ziegler Strahlen- und Medizintechnik AG§	29,921
185	Elmos Semiconductor SE§	10,727
1,130	Encavis AG§	23,622
1,524	Evonik Industries AG§	42,371
334	Fielmann AG§	18,254
472	flatexDEGIRO AG*, §	9,561
479	Fraport AG Frankfurt Airport Services Worldwide*, §	26,650
2,143	Freenet AG§	57,445
1,934	Fresenius Medical Care AG & Co. KGaA§	129,699
3,491	Fresenius SE & Co. KGaA§	128,455
496	FUCHS PETROLUB SE§	14,105
1,496	GEA Group AG§	61,809
425	Gerresheimer AG§	31,095
287	Gesco AG*, §	7,570
455	GFT Technologies SE§	20,848
1,489	Grand City Properties SA§	29,805
336	Hannover Rueck SE§	57,226
243	Hapag-Lloyd AG#, §	84,610
1,117	HeidelbergCement AG§	63,883
6,593	Heidelberger Druckmaschinen AG*, §	17,375
1,225	HelloFresh SE*, §	55,354
462	Henkel AG & Co. KGaA§	30,623
461	Hornbach Holding AG & Co. KGaA§	58,031
1,048	HUGO BOSS AG§	61,006
38	Hypoport SE*, §	14,433
721	Indus Holding AG§	21,462
9,188	Infineon Technologies AG§	313,893
790	Instone Real Estate Group SE#, §	14,794
788	Jenoptik AG§	23,864
6,571	K&S AG, Registered*, §	199,307
828	KION Group AG§	55,063
2,961	Kloeckner & Co. SE*, §	39,985
269	Knorr-Bremse AG§	20,667
434	Koenig & Bauer AG*, §	10,121
326	Krones AG§	27,133
131	KWS Saat SE & Co. KGaA§	9,504
1,173	LANXESS AG§	51,876
698	LEG Immobilien SE§	79,713
9,667	Mercedes-Benz Group AG§	678,978
685	Merck KGaA§	143,459
3,251	METRO AG§	28,944
2,085	MLP SE§	16,680
373	MTU Aero Engines AG§	86,665
675	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered§	180,810
147	Nagarro SE*, §	23,362
537	Nemetschek SE§	52,092
33	New Work SE§	6,749
188	Nexus AG§	11,249
1,039	Norma Group SE§	29,884
390	OHB SE§	15,897
471	PATRIZIA AG§	8,883
53	Pfeiffer Vacuum Technology AG§	10,169
2,884	ProSiebenSat.1 Media SE§	36,887

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Germany (Continued)
962	Puma SE§	$82,111
458	PVA TePla AG*, §	13,394
401	QIAGEN NV*	19,649
1,192	QIAGEN NV*, §	58,510
51	Rational AG§	35,388
745	Rheinmetall AG§	158,136
641	RTL Group SA*, §	35,659
3,858	RWE AG§	168,280
959	S&T AG§	17,918
1,686	SAF-Holland SE§	14,234
523	Salzgitter AG*, §	24,345
4,060	SAP SE§	453,028
826	Scout24 SE#, §	47,383
3,117	Siemens AG, Registered§	431,898
2,640	Siemens Energy AG*, §	60,320
524	Siemens Healthineers AG#, §	32,493
279	Siltronic AG§	28,671
185	Sixt SE*, §	24,983
435	Software AG§	14,973
638	Stabilus SA§	31,701
286	STRATEC SE§	32,020
324	Stroeer SE & Co. KGaA§	22,380
1,626	Suedzucker AG§	21,047
731	Symrise AG§	87,759
1,795	TAG Immobilien AG§	40,772
1,202	Takkt AG§	21,795
315	Talanx AG*, §	13,979
685	TeamViewer AG*, #, §	10,155
420	Technotrans SE§	10,593
21,504	Telefonica Deutschland Holding AG§	58,735
2,914	thyssenkrupp AG*, §	25,103
1,060	Uniper SE§	27,262
1,410	United Internet AG, Registered§	48,494
426	VERBIO Vereinigte BioEnergie AG§	32,955
224	Vitesco Technologies Group AG*, §	8,890
542	Volkswagen AG§	135,043
4,905	Vonovia SE§	229,344
257	Vossloh AG§	10,708
236	Wacker Chemie AG§	40,513
904	Wacker Neuson SE§	20,261
209	Washtec AG§	11,072
959	Wuestenrot & Wuerttembergische AG§	19,355
284	Zalando SE*, #, §	14,416
117	Zeal Network SE§	4,666
		11,304,934
	Hong Kong—1.7%
86,000	AIA Group Ltd.§	900,371
3,500	ASM Pacific Technology Ltd.§	35,399
9,400	Bank of East Asia Ltd.§	14,715
18,000	BOC Hong Kong Holdings Ltd.§	67,731
9,600	Budweiser Brewing Co. APAC Ltd.#, §	25,478
10,000	Cafe de Coral Holdings Ltd.§	16,644
26,181	Cathay Pacific Airways Ltd.*, §	25,693

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Hong Kong (Continued)
15,000	Chow Sang Sang Holdings International Ltd.§	$17,340
20,400	Chow Tai Fook Jewellery Group Ltd.§	36,948
56,000	CITIC Telecom International Holdings Ltd.§	20,571
10,906	CK Asset Holdings Ltd.§	74,539
22,500	CK Hutchison Holdings Ltd.§	164,962
6,000	CK Infrastructure Holdings Ltd.§	40,148
11,000	CLP Holdings Ltd.§	107,194
6,000	Dah Sing Banking Group Ltd.§	5,296
4,800	Dah Sing Financial Holdings Ltd.§	15,542
78,750	Esprit Holdings Ltd.*, §	8,905
7,400	ESR Cayman Ltd.*, #, §	22,909
56,039	Far East Consortium International Ltd.§	18,981
58,000	First Pacific Co. Ltd.§	23,412
9,000	Galaxy Entertainment Group Ltd.§	53,490
40,000	Giordano International Ltd.§	8,100
7,138	Great Eagle Holdings Ltd.§	17,320
142,000	Guotai Junan International Holdings Ltd.§	15,886
108,000	Haitong International Securities Group Ltd.§	19,390
8,000	Hang Lung Group Ltd.§	16,951
15,000	Hang Lung Properties Ltd.§	30,179
5,100	Hang Seng Bank Ltd.§	98,101
8,500	Henderson Land Development Co. Ltd.§	35,288
11,000	HK Electric Investments & HK Electric Investments Ltd.§	10,738
7,500	HKBN Ltd.§	8,600
19,200	HKR International Ltd.§	7,010
56,000	HKT Trust & HKT Ltd.§	76,854
59,457	Hong Kong & China Gas Co. Ltd.§	71,920
7,706	Hong Kong Exchanges & Clearing Ltd.§	363,160
19,000	Hong Kong Technology Venture Co. Ltd.§	16,838
14,179	Hongkong & Shanghai Hotels Ltd.*, §	15,097
50,000	Hutchison Telecommunications Hong Kong Holdings Ltd.§	8,029
9,000	Hysan Development Co. Ltd.§	26,228
41,000	IGG, Inc.§	19,453
5,602	Johnson Electric Holdings Ltd.§	7,702
37,000	K Wah International Holdings Ltd.§	13,941
7,000	Kerry Logistics Network Ltd.§	15,977
6,000	Kerry Properties Ltd.§	16,908
9,000	Kowloon Development Co. Ltd.§	12,046
5,750	L'Occitane International SA§	18,529
38,400	Landing International Development Ltd.*, §	1,107
15,500	Lifestyle International Holdings Ltd.*, §	7,461
6,000	Luk Fook Holdings International Ltd.§	14,594
26,800	Man Wah Holdings Ltd.§	29,193
480,000	Mason Group Holdings Ltd.*, §	1,099
11,000	Melco International Development Ltd.*, §	10,079
6,185	MTR Corp. Ltd.§	33,379
10,000	NagaCorp Ltd.§	8,888
9,000	New World Development Co. Ltd.§	36,545
44,000	NewOcean Energy Holdings Ltd.*, §	220
17,000	NWS Holdings Ltd.§	15,573
1,500	Orient Overseas International Ltd.§	39,865
87,000	Pacific Basin Shipping Ltd.§	46,978
7,128	Pacific Century Premium Developments Ltd.*, §	448
29,000	Pacific Textiles Holdings Ltd.§	13,421

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Hong Kong (Continued)
59,789	PCCW Ltd.§	$33,671
10,000	Power Assets Holdings Ltd.§	65,137
4,800	PRADA SpA§	30,341
39,000	Razer, Inc.*, #, §	12,685
9,600	Sands China Ltd.*, §	23,041
12,000	Shangri-La Asia Ltd.*, §	9,405
100,000	Shun Tak Holdings Ltd.*, §	21,872
138,000	Singamas Container Holdings Ltd.§	20,197
35,483	Sino Land Co. Ltd.§	45,811
13,000	SITC International Holdings Co. Ltd.§	45,890
25,000	SJM Holdings Ltd.*, §	12,332
13,500	SmarTone Telecommunications Holdings Ltd.§	7,194
7,000	Sun Hung Kai Properties Ltd.§	83,385
27,000	SUNeVision Holdings Ltd.§	22,966
4,500	Swire Pacific Ltd., Class A§	27,460
15,000	Swire Pacific Ltd., Class B§	15,067
6,200	Swire Properties Ltd.§	15,372
8,000	Techtronic Industries Co. Ltd.§	128,878
12,000	Television Broadcasts Ltd.*, §	6,865
7,600	Transport International Holdings Ltd.§	12,369
30,000	United Laboratories International Holdings Ltd.§	15,689
32,000	Value Partners Group Ltd.§	13,742
12,000	Vitasoy International Holdings Ltd.§	22,739
24,000	VSTECS Holdings Ltd.§	22,521
3,500	VTech Holdings Ltd.§	25,411
135,326	WH Group Ltd.#, §	85,133
11,000	Wharf Real Estate Investment Co. Ltd.§	54,358
27,000	Xinyi Glass Holdings Ltd.§	64,862
14,500	Yue Yuen Industrial Holdings Ltd.*, §	23,323
29,000	Zensun Enterprises Ltd.§	13,709
		3,886,788
	Ireland—0.4%
5,093	AIB Group PLC†, §	11,176
10,939	Bank of Ireland Group PLC*, §	69,492
10,801	Cairn Homes PLC*, §	14,768
3,828	CRH PLC§	153,272
5,683	CRH PLC, ADR	227,661
563	Flutter Entertainment PLC*, §	64,579
763	Glanbia PLC§	8,812
7,929	Glenveagh Properties PLC*, #, †, §	10,262
1,946	Irish Continental Group PLC*, §	8,321
526	Kerry Group PLC, Class A§	58,772
1,303	Kingspan Group PLC§	126,641
3,964	Smurfit Kappa Group PLC§	175,695
		929,451
	Israel—0.7%
182	AFI Properties Ltd.§	10,817
734	Airport City Ltd.*, §	16,708
568	Alony Hetz Properties & Investments Ltd.§	9,398
160	Alrov Properties & Lodgings Ltd.*, §	10,771
2,317	Amot Investments Ltd.§	17,349
471	Ashtrom Group Ltd.§	13,887

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Israel (Continued)
735	AudioCodes Ltd.	$18,779
2,639	Azorim-Investment Development & Construction Co. Ltd.*, §	14,565
154	Azrieli Group Ltd.§	13,511
9,207	Bank Hapoalim BM§	90,776
15,548	Bank Leumi Le-Israel BM§	166,909
22,557	Bezeq The Israeli Telecommunication Corp. Ltd.*, §	38,634
92	Big Shopping Centers Ltd.§	14,230
2,356	Cellcom Israel Ltd.*, §	13,562
1,006	Clal Insurance Enterprises Holdings Ltd.*, §	23,499
66	Danel Adir Yeoshua Ltd.§	12,154
286	Delek Group Ltd.*, §	41,325
611	Delta Galil Industries Ltd.§	41,713
187	Elbit Systems Ltd.	41,224
30	Electra Ltd.§	22,312
4,030	Energix-Renewable Energies Ltd.§	15,415
8,990	Enlight Renewable Energy Ltd.*, §	21,077
464	Equital Ltd.*, §	19,751
166	Fattal Holdings 1998 Ltd.*, §	23,737
699	First International Bank Of Israel Ltd.§	30,000
122	Formula Systems 1985 Ltd., ADR	11,960
375	Fox Wizel Ltd.§	59,953
1,517	Gav-Yam Lands Corp. Ltd.§	17,800
2,147	Harel Insurance Investments & Financial Services Ltd.§	26,086
5,268	ICL Group Ltd.§	62,630
275	IDI Insurance Co. Ltd.§	9,317
2,482	Inrom Construction Industries Ltd.§	11,549
464	Isracard Ltd.§	2,279
2,814	Israel Canada T.R Ltd.§	15,377
10,514	Israel Discount Bank Ltd., Class A§	65,328
302	Kenon Holdings Ltd.§	19,833
640	Magic Software Enterprises Ltd.	11,027
1,175	Matrix IT Ltd.§	30,616
1,507	Maytronics Ltd.§	29,396
252	Mega Or Holdings Ltd.§	9,822
298	Melisron Ltd.*, §	24,731
526	Menora Mivtachim Holdings Ltd.*, §	12,971
12,957	Migdal Insurance & Financial Holdings Ltd.§	23,005
2,414	Mivne Real Estate KD Ltd.§	9,430
1,212	Mizrahi Tefahot Bank Ltd.§	47,146
2,005	Naphtha Israel Petroleum Corp. Ltd.*, §	16,096
156	Nice Ltd.*, §	34,150
12	Nice Ltd., ADR*, †	2,628
130	Nova Ltd.*, §	14,046
21,016	Oil Refineries Ltd.*, §	8,348
1,226	One Software Technologies Ltd.§	21,229
1,134	OPC Energy Ltd.*, §	12,927
2,397	Partner Communications Co. Ltd.*, §	19,875
134	Paz Oil Co. Ltd.*, §	19,661
3,099	Phoenix Holdings Ltd.§	40,516
282	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.§	22,492
1,415	Shapir Engineering and Industry Ltd.*, §	13,980
4,878	Shikun & Binui Ltd.*, §	29,173
2,661	Shufersal Ltd.§	24,107
700	Strauss Group Ltd.§	20,850

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Israel (Continued)
1,314	Summit Real Estate Holdings Ltd.*, §	$30,006
67	Tadiran Group Ltd.§	10,886
526	Tera Light Ltd.*, §	1,170
9,256	Teva Pharmaceutical Industries Ltd., ADR*	86,914
862	Tower Semiconductor Ltd.*	41,721
171	YH Dimri Construction & Development Ltd.§	15,820
		1,728,954
	Italy—1.7%
23,194	A2A SpA§	39,743
548	ACEA SpA§	10,082
1,290	Amplifon SpA§	57,601
6,692	Anima Holding SpA#, §	30,020
8,347	Assicurazioni Generali SpA§	190,992
2,980	Atlantia SpA*, §	61,971
1,709	Azimut Holding SpA§	39,664
1,239	Banca Generali SpA§	45,921
2,201	Banca Mediolanum SpA§	18,746
9,396	Banca Popolare di Sondrio SCPA†, §	38,365
30,073	Banco BPM SpA§	88,779
2,332	BFF Bank SpA#, §	17,307
26,017	BPER Banca§	45,352
1,583	Brembo SpA§	17,637
732	Brunello Cucinelli SpA*, §	42,727
1,230	Buzzi Unicem SpA§	22,794
3,016	Cairo Communication SpA†, §	7,481
1,300	Carel Industries SpA#, §	33,190
27,159	CIR SpA-Compagnie Industriali*, §	12,221
12,944	CNH Industrial NV§	204,956
3,914	Credito Emiliano SpA†, §	25,737
660	Danieli & C Officine Meccaniche SpA§	14,402
1,563	Davide Campari-Milano NV§	18,181
253	DiaSorin SpA§	39,615
44,294	Enel SpA§	295,797
25,388	Eni SpA§	372,216
806	ERG SpA§	26,816
741	Ferrari NV§	162,044
18,781	Fincantieri SpA*, †, §	12,915
3,594	FinecoBank Banca Fineco SpA§	54,585
725	Gruppo MutuiOnline SpA§	25,909
17,572	Hera SpA§	64,834
1,991	Infrastrutture Wireless Italiane SpA#, §	22,328
343	Interpump Group SpA§	17,247
88,627	Intesa Sanpaolo SpA§	202,575
9,018	Iren SpA§	23,897
7,345	Italgas SpA§	47,160
2,588	Iveco Group NV*, †, §	16,817
2,260	Leonardo SpA*, §	22,521
8,088	MediaForEurope NV, Class A*, †, §	5,644
8,088	MediaForEurope NV, Class B§	9,333
7,518	Mediobanca Banca di Credito Finanziario SpA†, §	76,173
1,242	Moncler SpA§	69,167
9,750	OVS SpA*, #, §	21,068
7,136	Piaggio & C SpA§	20,159

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Italy (Continued)
3,780	Pirelli & C SpA#, §	$20,476
3,814	Poste Italiane SpA#, §	43,267
1,079	Prysmian SpA§	36,755
2,926	RAI Way SpA#, §	18,339
442	Recordati Industria Chimica e Farmaceutica SpA§	22,220
125	Reply SpA§	20,577
5,199	Saipem SpA*, †, §	6,570
514	Salvatore Ferragamo SpA*, §	9,706
10,551	Saras SpA*, §	8,100
103	Sesa SpA§	16,849
13,350	Snam SpA†, §	77,096
575	SOL SpA§	10,459
29,425	Stellantis NV§	477,170
3,313	Tamburi Investment Partners SpA§	32,709
2,650	Technogym SpA†, #, §	20,991
151,273	Telecom Italia SpA§	55,546
1,807	Tenaris SA§	27,234
1,050	Tenaris SA, ADR	31,573
9,476	Terna - Rete Elettrica Nazionale§	81,499
10,757	UniCredit SpA§	116,143
7,073	Unipol Gruppo SpA§	38,710
9,399	UnipolSai Assicurazioni SpA†, §	27,813
		3,892,491
	Japan—14.7%
1,200	77 Bank Ltd.§	15,047
600	ABC-Mart, Inc.†, §	22,599
4,900	Acom Co. Ltd.§	12,773
1,200	Adastria Co. Ltd.†, §	18,736
1,500	ADEKA Corp.§	33,001
1,200	Advantest Corp.§	94,124
4,700	Aeon Co. Ltd.†, §	100,269
1,400	AEON Financial Service Co. Ltd.†, §	13,879
2,100	Aeon Mall Co. Ltd.†, §	27,931
2,300	AGC, Inc.§	91,923
1,300	Ai Holdings Corp.§	18,128
700	Aica Kogyo Co. Ltd.§	17,061
2,900	Aida Engineering Ltd.§	24,964
8,600	Aiful Corp.§	25,179
300	Ain Holdings, Inc.§	15,611
2,300	Air Water, Inc.§	32,282
2,200	Aisin Corp.§	75,169
3,700	Ajinomoto Co., Inc.§	105,069
1,200	Alconix Corp.§	13,702
1,400	Alfresa Holdings Corp.§	19,443
3,500	Alps Alpine Co. Ltd.§	34,447
2,700	Amada Co. Ltd.§	23,795
1,000	Amano Corp.§	17,903
1,600	ANA Holdings, Inc.*, §	33,404
1,500	Anritsu Corp.†, §	19,028
1,100	AOKI Holdings, Inc.†, §	5,227
600	Aomori Bank Ltd.*, †, §	9,290
900	Aoyama Trading Co. Ltd.§	4,947

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Japan (Continued)
700	Aozora Bank Ltd.§	$14,771
500	Arata Corp.§	14,872
1,000	Arcs Co. Ltd.†, §	17,348
400	Argo Graphics, Inc.§	9,989
1,400	Arisawa Manufacturing Co. Ltd.§	10,944
900	Aruhi Corp.§	7,342
200	As One Corp.§	11,804
1,800	Asahi Diamond Industrial Co. Ltd.§	8,678
3,100	Asahi Group Holdings Ltd.§	112,541
2,000	Asahi Holdings, Inc.§	37,129
1,600	Asahi Intecc Co. Ltd.§	31,307
15,000	Asahi Kasei Corp.§	129,844
2,100	Asics Corp.§	40,501
1,400	ASKUL Corp.§	18,361
5,600	Astellas Pharma, Inc.§	87,787
1,600	Autobacs Seven Co. Ltd.§	17,616
800	Avex, Inc.§	8,707
800	Awa Bank Ltd.§	14,164
400	Axial Retailing, Inc.§	10,467
1,100	Azbil Corp.§	36,639
1,100	Bandai Namco Holdings, Inc.§	83,330
600	Bank of Kyoto Ltd.§	26,091
1,300	Bank of the Ryukyus Ltd.§	8,435
100	BayCurrent Consulting, Inc.§	36,256
300	Belc Co. Ltd.†, §	13,335
1,300	Bell System24 Holdings, Inc.†, §	14,578
1,300	Belluna Co. Ltd.†, §	7,702
1,000	Benefit One, Inc.§	20,937
800	Benesse Holdings, Inc.§	14,686
1,500	Bic Camera, Inc.†, §	13,298
500	BML, Inc.§	12,622
4,000	Bridgestone Corp.§	154,806
4,000	Broadleaf Co. Ltd.§	12,069
1,400	Brother Industries Ltd.§	25,494
3,200	Bunka Shutter Co. Ltd.§	25,740
400	C Uyemura & Co. Ltd.§	18,672
700	Calbee, Inc.§	13,494
900	Canon Electronics, Inc.§	11,793
1,200	Canon Marketing Japan, Inc.§	24,681
6,100	Canon, Inc.§	148,490
1,600	Capcom Co. Ltd.§	38,692
1,600	Casio Computer Co. Ltd.§	18,351
600	Central Glass Co. Ltd.§	10,215
900	Central Japan Railway Co.§	117,304
3,700	Chiba Bank Ltd.§	21,809
7,600	Chiyoda Corp.*, †, §	29,190
600	Chofu Seisakusho Co. Ltd.§	9,766
3,800	Chubu Electric Power Co., Inc.§	39,370
700	Chudenko Corp.§	11,840
3,200	Chugai Pharmaceutical Co. Ltd.§	107,019
3,900	Chugoku Electric Power Co., Inc.§	27,133
2,300	Chugoku Marine Paints Ltd.†, §	17,044
5,400	Citizen Watch Co. Ltd.§	23,007
2,600	Coca-Cola Bottlers Japan Holdings, Inc.§	30,663

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Japan (Continued)
600	Colowide Co. Ltd.†, §	$8,705
900	COMSYS Holdings Corp.§	19,604
8,000	Concordia Financial Group Ltd.§	29,844
1,200	Cosmo Energy Holdings Co. Ltd.§	25,898
200	Cosmos Pharmaceutical Corp.§	24,293
600	Create SD Holdings Co. Ltd.§	15,746
1,900	Credit Saison Co. Ltd.§	20,128
3,600	CyberAgent, Inc.§	44,635
1,700	Dai Nippon Printing Co. Ltd.§	39,928
500	Dai-Dan Co. Ltd.§	8,578
4,700	Dai-ichi Life Holdings, Inc.§	95,617
2,100	Daicel Corp.§	14,017
3,700	Daido Metal Co. Ltd.†, §	17,225
600	Daido Steel Co. Ltd.§	18,092
400	Daifuku Co. Ltd.§	28,575
500	Daihen Corp.§	17,229
700	Daiho Corp.†, §	25,880
300	Daiichi Jitsugyo Co. Ltd.§	10,495
2,700	Daiichi Sankyo Co. Ltd.§	59,234
1,200	Daikin Industries Ltd.§	218,490
1,400	Daikyonishikawa Corp.§	6,169
1,900	Daio Paper Corp.†, §	24,545
480	Daiseki Co. Ltd.§	18,038
400	Daishi Hokuetsu Financial Group, Inc.§	8,152
700	Daito Trust Construction Co. Ltd.§	74,270
5,300	Daiwa House Industry Co. Ltd.§	138,466
9,500	Daiwa Securities Group, Inc.§	53,791
2,500	Daiwabo Holdings Co. Ltd.§	33,547
2,200	DCM Holdings Co. Ltd.†, §	18,995
1,200	DeNA Co. Ltd.§	18,241
1,300	Denka Co. Ltd.§	36,134
1,800	Denso Corp.§	114,861
600	Dentsu Group, Inc.§	24,536
1,000	Dexerials Corp.§	27,145
1,200	DIC Corp.§	24,507
400	Digital Arts, Inc.§	24,100
300	Digital Garage, Inc.§	11,209
700	Dip Corp.†, §	19,065
200	Disco Corp.§	55,788
1,800	DMG Mori Co. Ltd.§	24,432
1,100	Doutor Nichires Holdings Co. Ltd.†, §	13,701
1,100	Dowa Holdings Co. Ltd.§	50,505
600	DTS Corp.§	13,104
1,000	Duskin Co. Ltd.§	21,996
400	DyDo Group Holdings, Inc.§	15,449
1,100	Eagle Industry Co. Ltd.§	8,765
300	Earth Corp.§	13,677
1,900	East Japan Railway Co.§	110,276
800	Ebara Corp.§	44,501
2,100	EDION Corp.†, §	19,520
500	Eiken Chemical Co. Ltd.§	7,055
1,400	Eisai Co. Ltd.§	64,880
300	Eizo Corp.§	8,818
600	Elecom Co. Ltd.§	7,211

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Japan (Continued)
900	Electric Power Development Co. Ltd.§	$12,892
700	en-Japan, Inc.§	16,820
43,700	ENEOS Holdings, Inc.§	164,247
1,000	Exedy Corp.§	12,853
1,000	EXEO Group, Inc.§	18,459
500	Ezaki Glico Co. Ltd.§	15,264
900	Fancl Corp.§	20,058
500	FANUC Corp.§	87,929
400	Fast Retailing Co. Ltd.§	205,491
1,100	FCC Co. Ltd.§	12,050
1,100	Ferrotec Holdings Corp.§	24,279
1,300	Food & Life Cos. Ltd.§	36,260
900	Foster Electric Co. Ltd.§	5,306
800	FP Corp.§	19,013
1,100	Fudo Tetra Corp.§	13,682
1,600	Fuji Corp.§	28,934
1,000	Fuji Electric Co. Ltd.§	49,874
100	Fuji Kyuko Co. Ltd.§	3,186
700	Fuji Oil Holdings, Inc.§	11,369
700	Fuji Seal International, Inc.§	9,618
500	Fuji Soft, Inc.§	25,134
400	Fujibo Holdings, Inc.§	11,298
700	Fujicco Co. Ltd.§	11,077
900	FUJIFILM Holdings Corp.§	55,059
7,900	Fujikura Ltd.*, §	40,068
300	Fujimi, Inc.§	16,387
500	Fujimori Kogyo Co. Ltd.§	15,263
600	Fujitsu General Ltd.§	11,671
1,800	Fujitsu Ltd.§	268,348
200	Fukuda Denshi Co. Ltd.§	12,780
1,000	Fukuoka Financial Group, Inc.§	19,351
600	Fukuyama Transporting Co. Ltd.†, §	17,863
1,200	FULLCAST Holdings Co. Ltd.§	25,576
1,000	Funai Soken Holdings, Inc.§	17,981
900	Furukawa Co. Ltd.§	9,482
1,200	Furukawa Electric Co. Ltd.§	21,272
1,200	Furuno Electric Co. Ltd.†, §	9,924
800	Futaba Corp.§	4,300
2,000	Future Corp.§	28,235
500	Fuyo General Lease Co. Ltd.§	28,455
800	G-7 Holdings, Inc.§	10,805
800	Geo Holdings Corp.†, §	8,194
700	GLOBERIDE, Inc.§	16,506
1,000	Glory Ltd.§	16,913
900	GMO internet, Inc.§	20,516
300	GMO Payment Gateway, Inc.§	30,627
700	Goldcrest Co. Ltd.§	9,632
400	Goldwin, Inc.§	20,255
1,000	GS Yuasa Corp.§	19,040
1,100	GungHo Online Entertainment, Inc.§	23,391
4,900	Gunma Bank Ltd.†, §	14,155
600	Gunze Ltd.§	18,351
900	H.U. Group Holdings, Inc.§	21,382
1,700	H2O Retailing Corp.§	11,755

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Japan (Continued)
5,000	Hachijuni Bank Ltd.§	$16,593
2,400	Hakuhodo DY Holdings, Inc.§	30,159
800	Hamakyorex Co. Ltd.§	18,723
500	Hamamatsu Photonics KK§	26,611
1,600	Hankyu Hanshin Holdings, Inc.§	46,280
800	Hanwa Co. Ltd.§	21,156
3,500	Haseko Corp.§	40,191
3,500	Hazama Ando Corp.§	25,914
1,200	Heiwa Corp.§	17,887
600	Heiwa Real Estate Co. Ltd.§	19,443
900	Heiwado Co. Ltd.§	13,972
200	Hikari Tsushin, Inc.§	22,780
2,600	Hino Motors Ltd.§	15,212
200	Hioki EE Corp.§	11,477
3,100	Hirogin Holdings, Inc.§	16,412
400	Hisamitsu Pharmaceutical Co., Inc.†, §	11,931
1,100	Hitachi Construction Machinery Co. Ltd.§	28,504
8,600	Hitachi Ltd.§	430,933
2,000	Hitachi Metals Ltd.*, §	33,464
600	Hitachi Transport System Ltd.§	32,971
3,400	Hitachi Zosen Corp.§	20,666
400	Hogy Medical Co. Ltd.§	10,581
2,900	Hokkaido Electric Power Co., Inc.§	11,522
700	Hokkoku Financial Holdings, Inc.§	17,501
3,000	Hokuetsu Corp.§	17,032
1,800	Hokuhoku Financial Group, Inc.§	13,121
2,300	Hokuriku Electric Power Co.†, §	10,027
1,200	Hokuto Corp.§	18,738
8,800	Honda Motor Co. Ltd.§	250,063
1,904	Honda Motor Co. Ltd., ADR	53,807
500	Horiba Ltd.§	27,328
300	Hoshizaki Corp.§	20,576
3,100	Hosiden Corp.§	29,271
500	Hosokawa Micron Corp.§	10,928
600	House Foods Group, Inc.§	14,224
2,400	Hoya Corp.§	273,868
4,100	Hulic Co. Ltd.§	36,813
3,000	Hyakugo Bank Ltd.§	8,195
1,100	Ibiden Co. Ltd.§	53,958
6,700	Ichigo, Inc.§	17,222
600	Idec Corp.§	12,540
3,200	Idemitsu Kosan Co. Ltd.§	88,284
3,000	IDOM, Inc.§	17,841
2,200	IHI Corp.§	52,540
1,100	Iida Group Holdings Co. Ltd.§	19,041
4,200	Iino Kaiun Kaisha Ltd.§	28,291
500	Inaba Denki Sangyo Co. Ltd.§	10,144
900	Inabata & Co. Ltd.§	15,165
1,300	Infocom Corp.§	22,356
4,200	Infomart Corp.§	22,492
400	Information Services International-Dentsu Ltd.§	12,712
4,712	INFRONEER Holdings, Inc.†, §	40,256
10,100	Inpex Corp.§	119,932
1,100	Intage Holdings, Inc.§	15,382

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Japan (Continued)
300	IR Japan Holdings Ltd.§	$10,449
300	Iriso Electronics Co. Ltd.§	8,161
5,000	Isetan Mitsukoshi Holdings Ltd.§	39,412
1,600	Ishihara Sangyo Kaisha Ltd.§	13,980
5,600	Isuzu Motors Ltd.§	72,348
500	Ito En Ltd.§	24,533
9,300	ITOCHU Corp.§	315,475
1,200	Itochu Enex Co. Ltd.§	10,103
700	Itochu Techno-Solutions Corp.§	17,879
3,400	Itoham Yonekyu Holdings, Inc.§	18,102
700	Iwatani Corp.§	29,566
4,100	Iyo Bank Ltd.§	20,016
500	Izumi Co. Ltd.†, §	13,144
2,300	J Trust Co. Ltd.§	6,598
700	J-Oil Mills, Inc.§	9,209
1,600	J. Front Retailing Co. Ltd.§	13,011
1,300	Jaccs Co. Ltd.§	32,669
2,100	JAFCO Group Co. Ltd.§	32,048
1,400	Japan Airlines Co. Ltd.*, §	26,057
500	Japan Airport Terminal Co. Ltd.*, §	22,722
1,800	Japan Aviation Electronics Industry Ltd.§	29,175
1,100	Japan Elevator Service Holdings Co. Ltd.§	14,270
3,600	Japan Exchange Group, Inc.§	67,078
1,500	Japan Lifeline Co. Ltd.§	12,557
1,100	Japan Petroleum Exploration Co. Ltd.§	23,282
7,000	Japan Post Holdings Co. Ltd.§	51,418
1,000	Japan Post Insurance Co. Ltd.§	17,493
600	Japan Pulp & Paper Co. Ltd.§	19,095
3,000	Japan Securities Finance Co. Ltd.§	22,561
700	Japan Steel Works Ltd.§	21,731
9,400	Japan Tobacco, Inc.§	160,911
1,700	Japan Wool Textile Co. Ltd.§	12,403
600	JCR Pharmaceuticals Co. Ltd.§	11,003
400	JCU Corp.§	13,501
5,400	JFE Holdings, Inc.§	75,993
2,700	JGC Holdings Corp.§	32,318
400	JINS Holdings, Inc.†, §	18,850
600	Joshin Denki Co. Ltd.§	9,413
700	JSR Corp.§	20,640
3,800	JTEKT Corp.§	29,772
800	Juroku Financial Group, Inc.§	14,212
8,900	JVCKenwood Corp.§	12,935
2,200	K's Holdings Corp.§	22,722
800	Kadokawa Corp.§	20,950
700	Kaga Electronics Co. Ltd.§	18,545
800	Kagome Co. Ltd.§	20,441
3,700	Kajima Corp.§	45,060
1,100	Kakaku.com, Inc.§	24,602
500	Kaken Pharmaceutical Co. Ltd.§	15,899
1,000	Kamigumi Co. Ltd.§	18,002
1,300	Kanamoto Co. Ltd.§	21,262
2,200	Kandenko Co. Ltd.§	15,011
600	Kaneka Corp.§	17,343
1,700	Kanematsu Corp.§	18,637

 The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Japan (Continued)
700	Kanematsu Electronics Ltd.§	$21,929
4,400	Kansai Electric Power Co., Inc.§	41,513
1,200	Kansai Paint Co. Ltd.§	19,280
3,100	Kao Corp.§	127,260
400	Katitas Co. Ltd.§	11,004
400	Kato Sangyo Co. Ltd.§	10,368
300	KAWADA TECHNOLOGIES, Inc.§	8,860
2,100	Kawasaki Heavy Industries Ltd.†, §	38,117
16,200	KDDI Corp.§	532,110
1,200	Keihan Holdings Co. Ltd.†, §	29,476
1,500	Keikyu Corp.†, §	15,357
700	Keio Corp.§	27,328
600	Keisei Electric Railway Co. Ltd.§	16,699
2,500	Keiyo Bank Ltd.§	10,053
900	Kewpie Corp.§	17,274
500	Keyence Corp.§	232,464
500	KFC Holdings Japan Ltd.†, §	11,644
1,100	KH Neochem Co. Ltd.§	24,641
300	Ki-Star Real Estate Co. Ltd.§	12,739
400	Kikkoman Corp.§	26,492
1,200	Kinden Corp.§	15,477
900	Kintetsu Group Holdings Co. Ltd.§	25,748
800	Kintetsu World Express, Inc.§	20,520
2,000	Kirin Holdings Co. Ltd.§	29,911
800	Kissei Pharmaceutical Co. Ltd.§	16,679
1,500	Kito Corp.§	21,752
2,600	Kitz Corp.§	14,618
1,600	Kiyo Bank Ltd.§	17,929
300	Kobayashi Pharmaceutical Co. Ltd.§	24,051
1,300	Kobe Bussan Co. Ltd.§	39,934
4,400	Kobe Steel Ltd.§	21,249
500	Koei Tecmo Holdings Co. Ltd.†, §	16,351
900	Kohnan Shoji Co. Ltd.†, §	25,693
400	Koito Manufacturing Co. Ltd.§	16,194
1,500	Kokuyo Co. Ltd.§	19,781
6,300	Komatsu Ltd.§	151,173
1,100	KOMEDA Holdings Co. Ltd.†, §	18,336
1,000	Komeri Co. Ltd.§	21,502
1,400	Komori Corp.§	8,326
700	Konami Holdings Corp.§	44,245
6,900	Konica Minolta, Inc.†, §	29,105
700	Konishi Co. Ltd.§	8,934
1,200	Konoike Transport Co. Ltd.§	11,294
100	Kose Corp.§	10,459
4,900	Kubota Corp.§	91,865
400	Kumagai Gumi Co. Ltd.§	8,856
4,700	Kuraray Co. Ltd.§	40,501
400	Kureha Corp.§	31,961
700	Kurita Water Industries Ltd.§	25,837
400	Kusuri No. Aoki Holdings Co. Ltd.§	22,253
100	KYB Corp.§	2,420
1,600	Kyocera Corp.§	89,934
1,500	Kyoei Steel Ltd.§	16,384
1,700	Kyokuto Kaihatsu Kogyo Co. Ltd.§	19,261

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Japan (Continued)
500	KYORIN Holdings, Inc.§	$7,266
900	Kyowa Kirin Co. Ltd.§	20,880
600	Kyudenko Corp.§	14,044
5,300	Kyushu Electric Power Co., Inc.§	35,548
5,000	Kyushu Financial Group, Inc.§	16,368
1,200	Kyushu Railway Co.§	24,537
500	Lasertec Corp.§	84,061
400	Lawson, Inc.†, §	15,288
900	Life Corp.§	23,183
1,000	Lintec Corp.§	19,883
1,900	Lion Corp.§	21,180
200	LITALICO, Inc.§	4,597
2,600	Lixil Corp.§	48,383
500	M&A Capital Partners Co. Ltd.*, §	17,725
2,800	M3, Inc.§	101,336
700	Mabuchi Motor Co. Ltd.§	21,821
1,300	Macnica Fuji Electronics Holdings, Inc.§	27,894
900	Macromill, Inc.§	8,566
800	Maeda Kosen Co. Ltd.§	20,962
600	Makino Milling Machine Co. Ltd.§	18,932
1,500	Makita Corp.§	48,043
1,800	Mandom Corp.§	19,283
500	Mani, Inc.†, §	5,971
9,300	Marubeni Corp.§	108,499
800	Marudai Food Co. Ltd.†, §	9,702
700	Maruha Nichiro Corp.§	13,721
1,300	Marui Group Co. Ltd.§	23,831
700	Maruichi Steel Tube Ltd.§	15,799
2,200	Marusan Securities Co. Ltd.§	8,945
200	Maruwa Co. Ltd.§	26,633
4,100	Matsui Securities Co. Ltd.§	27,029
1,040	MatsukiyoCocokara & Co.§	36,964
1,700	Maxell Ltd.§	16,700
4,100	Mazda Motor Corp.§	30,330
500	McDonald's Holdings Co. Japan Ltd.§	20,826
1,300	MCJ Co. Ltd.§	9,873
9,000	Mebuki Financial Group, Inc.§	18,794
1,600	Medipal Holdings Corp.§	26,368
1,000	Megachips Corp.§	30,645
1,000	Megmilk Snow Brand Co. Ltd.§	16,243
1,700	Meidensha Corp.†, §	35,121
1,000	MEIJI Holdings Co. Ltd.§	54,233
900	Meiko Electronics Co. Ltd.§	29,588
500	Meitec Corp.§	27,154
400	Menicon Co. Ltd.†, §	9,562
400	Mercari, Inc.*, §	10,373
600	Milbon Co. Ltd.§	26,898
1,200	Mimasu Semiconductor Industry Co. Ltd.§	24,926
2,200	MINEBEA MITSUMI, Inc.§	47,924
1,600	Mirait Holdings Corp.§	25,486
1,000	MISUMI Group, Inc.§	29,754
15,300	Mitsubishi Chemical Holdings Corp.§	101,804
5,600	Mitsubishi Corp.§	210,997
11,200	Mitsubishi Electric Corp.§	128,910

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Japan (Continued)
5,800	Mitsubishi Estate Co. Ltd.§	$86,260
3,000	Mitsubishi Gas Chemical Co., Inc.§	50,935
13,800	Mitsubishi HC Capital, Inc.§	64,230
2,900	Mitsubishi Heavy Industries Ltd.§	95,505
900	Mitsubishi Logistics Corp.§	22,310
2,000	Mitsubishi Materials Corp.§	35,080
5,200	Mitsubishi Motors Corp.*, †, §	13,973
900	Mitsubishi Pencil Co. Ltd.§	9,304
59,300	Mitsubishi UFJ Financial Group, Inc.§	368,085
600	Mitsuboshi Belting Ltd.§	9,925
7,500	Mitsui & Co. Ltd.§	204,298
3,000	Mitsui Chemicals, Inc.§	75,572
2,100	Mitsui E&S Holdings Co. Ltd.*, §	6,287
4,700	Mitsui Fudosan Co. Ltd.§	100,556
300	Mitsui High-Tec, Inc.†, §	30,247
1,900	Mitsui Mining & Smelting Co. Ltd.§	52,084
1,500	Mitsui OSK Lines Ltd.§	41,641
800	Mitsui-Soko Holdings Co. Ltd.§	16,404
1,000	Miura Co. Ltd.§	24,663
1,000	Mixi, Inc.§	17,951
700	Miyazaki Bank Ltd.§	11,770
11,590	Mizuho Financial Group, Inc.§	148,351
1,000	Mizuho Leasing Co. Ltd.§	24,332
300	Mochida Pharmaceutical Co. Ltd.§	9,171
400	Modec, Inc.§	4,185
3,300	Monex Group, Inc.§	17,291
300	Money Forward, Inc.*, §	13,276
600	Monogatari Corp.§	28,438
1,600	MonotaRO Co. Ltd.§	34,287
400	Morinaga & Co. Ltd.§	12,484
700	Morinaga Milk Industry Co. Ltd.§	29,945
2,100	Morita Holdings Corp.§	21,244
2,500	MS&AD Insurance Group Holdings, Inc.§	81,226
3,700	Murata Manufacturing Co. Ltd.§	244,591
2,000	Musashi Seimitsu Industry Co. Ltd.§	24,583
1,000	Musashino Bank Ltd.§	14,308
1,200	Nabtesco Corp.§	31,787
600	Nachi-Fujikoshi Corp.§	20,506
1,500	Nagase & Co. Ltd.§	22,269
1,300	Nagoya Railroad Co. Ltd.§	23,029
1,100	Nakanishi, Inc.§	20,286
1,200	Nankai Electric Railway Co. Ltd.§	23,167
800	Nanto Bank Ltd.§	12,883
2,600	NEC Corp.§	109,074
1,600	NEC Networks & System Integration Corp.§	23,279
1,100	NET One Systems Co. Ltd.§	25,609
1,000	Nexon Co. Ltd.§	23,929
1,100	Nextage Co. Ltd.§	19,877
3,000	NGK Insulators Ltd.§	42,831
2,500	NGK Spark Plug Co. Ltd.§	40,232
1,000	NH Foods Ltd.§	34,015
2,400	NHK Spring Co. Ltd.§	17,313
1,300	Nichi-iko Pharmaceutical Co. Ltd.§	8,269
1,200	Nichias Corp.§	24,729

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Japan (Continued)
1,400	Nichicon Corp.§	$13,379
900	Nichiden Corp.§	15,851
700	Nichiha Corp.§	14,336
1,500	Nichirei Corp.§	29,115
2,300	Nidec Corp.§	182,219
1,600	Nifco, Inc.§	36,297
700	Nihon Kohden Corp.§	16,824
2,000	Nihon M&A Center Holdings, Inc.§	27,793
1,800	Nihon Parkerizing Co. Ltd.§	13,695
900	Nihon Unisys Ltd.§	22,898
1,700	Nikkiso Co. Ltd.†, §	12,720
1,300	Nikkon Holdings Co. Ltd.§	21,734
3,000	Nikon Corp.†, §	32,074
800	Nintendo Co. Ltd.§	403,650
900	Nippn Corp.§	12,264
600	Nippon Carbon Co. Ltd.§	20,544
600	Nippon Chemi-Con Corp.*, §	9,249
700	Nippon Densetsu Kogyo Co. Ltd.§	9,042
900	Nippon Electric Glass Co. Ltd.§	19,937
800	NIPPON EXPRESS HOLDINGS, Inc.§	54,990
1,800	Nippon Gas Co. Ltd.§	21,892
800	Nippon Kayaku Co. Ltd.§	7,576
400	Nippon Koei Co. Ltd.§	9,795
1,520	Nippon Light Metal Holdings Co. Ltd.§	21,282
2,700	Nippon Paint Holdings Co. Ltd.§	23,693
1,200	Nippon Paper Industries Co. Ltd.§	10,222
100	Nippon Road Co. Ltd.†, §	6,804
1,200	Nippon Sanso Holdings Corp.§	22,802
1,200	Nippon Seiki Co. Ltd.§	8,381
5,100	Nippon Sheet Glass Co. Ltd.*, §	17,751
300	Nippon Shinyaku Co. Ltd.§	20,398
400	Nippon Shokubai Co. Ltd.§	17,413
2,600	Nippon Signal Company Ltd.§	18,732
900	Nippon Soda Co. Ltd.§	24,797
5,500	Nippon Steel Corp.§	97,502
500	Nippon Steel Trading Corp.§	21,687
3,600	Nippon Suisan Kaisha Ltd.§	16,150
7,200	Nippon Telegraph & Telephone Corp.§	209,209
530	Nippon Yakin Kogyo Co. Ltd.§	12,155
1,600	Nippon Yusen KK§	139,828
2,200	Nipro Corp.§	18,409
2,000	Nishi-Nippon Financial Holdings, Inc.§	12,332
900	Nishi-Nippon Railroad Co. Ltd.§	19,723
1,000	Nishimatsu Construction Co. Ltd.§	29,992
1,600	Nishimatsuya Chain Co. Ltd.§	20,615
700	Nishio Rent All Co. Ltd.§	15,961
800	Nissan Chemical Corp.§	46,953
17,300	Nissan Motor Co. Ltd.*, §	77,013
600	Nissei ASB Machine Co. Ltd.§	15,247
1,100	Nissha Co. Ltd.†, §	13,001
800	Nisshin Oillio Group Ltd.§	18,699
1,400	Nisshin Seifun Group, Inc.§	19,545
4,400	Nisshinbo Holdings, Inc.§	38,166
400	Nissin Foods Holdings Co. Ltd.§	28,089

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Japan (Continued)
500	Nitori Holdings Co. Ltd.§	$62,791
900	Nitta Corp.§	20,335
1,200	Nitto Denko Corp.§	86,001
700	Nitto Kogyo Corp.§	9,011
300	Noevir Holdings Co. Ltd.†, §	12,125
700	NOF Corp.§	28,624
1,100	Nojima Corp.§	20,754
1,500	NOK Corp.§	13,991
18,800	Nomura Holdings, Inc.§	78,781
1,500	Nomura Real Estate Holdings, Inc.§	35,922
1,500	Nomura Research Institute Ltd.§	49,058
300	Noritake Co. Ltd.§	10,924
700	Noritsu Koki Co. Ltd.§	13,327
7,800	North Pacific Bank Ltd.§	15,213
800	NSD Co. Ltd.§	14,292
2,900	NSK Ltd.§	17,410
10,800	NTN Corp.*, §	18,791
4,900	NTT Data Corp.§	96,107
600	Obara Group, Inc.§	14,664
6,000	Obayashi Corp.§	44,118
500	OBIC Business Consultants Co. Ltd.§	17,382
200	Obic Co. Ltd.§	29,968
2,100	Odakyu Electric Railway Co. Ltd.§	34,870
1,100	Ogaki Kyoritsu Bank Ltd.§	17,054
800	Oisix ra daichi, Inc.*, §	19,655
13,300	Oji Holdings Corp.§	66,121
1,000	Okamura Corp.§	9,884
4,600	Okasan Securities Group, Inc.§	13,883
1,800	Oki Electric Industry Co. Ltd.§	12,424
500	Okinawa Cellular Telephone Co.§	20,234
1,155	Okinawa Electric Power Co., Inc.§	13,074
500	OKUMA Corp.§	20,733
700	Okumura Corp.§	17,017
8,100	Olympus Corp.§	153,887
1,100	Omron Corp.§	73,340
2,000	Ono Pharmaceutical Co. Ltd.§	50,229
3,700	Onward Holdings Co. Ltd.†, §	7,721
900	Open House Group Co. Ltd.§	39,826
1,000	Optex Group Co. Ltd.§	14,111
200	Oracle Corp.§	13,889
200	Organo Corp.§	16,483
8,100	Orient Corp.§	8,211
400	Oriental Land Co. Ltd.§	76,369
14,200	ORIX Corp.§	283,418
2,000	Osaka Gas Co. Ltd.§	34,336
700	Osaka Organic Chemical Industry Ltd.§	17,391
1,100	OSG Corp.§	16,855
1,300	Otsuka Corp.§	46,164
1,700	Otsuka Holdings Co. Ltd.§	58,807
1,900	Outsourcing, Inc.§	19,599
1,600	Pacific Industrial Co. Ltd.§	12,333
900	Pacific Metals Co. Ltd.§	30,472
300	PALTAC Corp.§	11,125
3,600	Pan Pacific International Holdings Corp.§	57,739

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Japan (Continued)
28,200	Panasonic Corp.§	$273,093
700	Paramount Bed Holdings Co. Ltd.§	11,392
1,500	Park24 Co. Ltd.§	24,546
700	Pasona Group, Inc.§	14,023
3,900	Penta-Ocean Construction Co. Ltd.§	19,509
2,000	PeptiDream, Inc.*, §	35,487
1,300	Persol Holdings Co. Ltd.§	29,140
1,100	Pigeon Corp.§	19,370
500	Pilot Corp.§	21,486
1,100	Piolax, Inc.§	13,971
900	Pola Orbis Holdings, Inc.§	11,711
2,500	Press Kogyo Co. Ltd.§	7,700
600	Pressance Corp.†, §	8,961
2,100	Prestige International, Inc.§	12,344
1,100	Prima Meat Packers Ltd.§	19,815
1,000	Proto Corp.§	8,433
1,300	Qol Holdings Co. Ltd.§	12,362
900	Raito Kogyo Co. Ltd.§	14,370
3,300	Rakuten Group, Inc.§	26,015
8,000	Recruit Holdings Co. Ltd.§	350,218
1,200	Relia, Inc.§	10,408
900	Relo Group, Inc.§	13,407
6,700	Renesas Electronics Corp.*, §	77,527
2,800	Rengo Co. Ltd.§	17,902
500	RENOVA, Inc.*, §	6,963
10,600	Resona Holdings, Inc.§	45,392
1,100	Resorttrust, Inc.§	18,779
5,100	Ricoh Co. Ltd.§	44,247
400	Ricoh Leasing Co. Ltd.§	10,858
400	Rinnai Corp.§	29,948
4,000	Riso Kyoiku Co. Ltd.§	12,424
400	Rohm Co. Ltd.§	31,089
700	Rohto Pharmaceutical Co. Ltd.§	21,131
300	Roland Corp.§	9,915
300	Rorze Corp.†, §	29,794
1,200	Round One Corp.§	13,197
500	Ryobi Ltd.§	4,365
3,700	Ryohin Keikaku Co. Ltd.†, §	43,151
200	Ryosan Co. Ltd.§	3,583
600	S Foods, Inc.†, §	16,106
1,600	S-Pool, Inc.§	16,222
1,300	Sakata INX Corp.§	10,277
2,700	Sala Corp.§	14,111
1,800	SAMTY Co. Ltd.§	32,317
300	San-A Co. Ltd.§	10,152
2,100	San-Ai Oil Co. Ltd.§	16,184
3,000	San-In Godo Bank Ltd.§	15,323
1,200	Sangetsu Corp.§	15,002
600	Sanken Electric Co. Ltd.§	25,353
1,300	Sanki Engineering Co. Ltd.§	14,892
600	Sankyo Co. Ltd.§	16,646
500	Sankyu, Inc.§	16,320
2,200	Santen Pharmaceutical Co. Ltd.§	22,023
2,300	Sanwa Holdings Corp.§	23,303

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Japan (Continued)
500	Sanyo Chemical Industries Ltd.§	$20,550
300	Sanyo Denki Co. Ltd.§	12,022
900	Sanyo Special Steel Co. Ltd.§	15,586
1,200	Sapporo Holdings Ltd.§	22,610
900	Sato Holdings Corp.§	12,588
400	Sawai Group Holdings Co. Ltd.§	14,626
2,800	SBI Holdings, Inc.§	70,761
300	SCREEN Holdings Co. Ltd.§	29,952
600	SCSK Corp.§	10,282
800	Secom Co. Ltd.§	57,965
2,100	Sega Sammy Holdings, Inc.§	36,247
3,000	Seibu Holdings, Inc.§	31,064
1,000	Seikagaku Corp.§	7,152
4,500	Seiko Epson Corp.§	67,467
700	Seiko Holdings Corp.§	13,069
1,600	Seino Holdings Co. Ltd.§	14,565
1,400	Seiren Co. Ltd.§	25,359
2,900	Sekisui Chemical Co. Ltd.§	41,535
3,700	Sekisui House Ltd.§	71,741
8,500	Senshu Ikeda Holdings, Inc.§	12,048
3,900	Septeni Holdings Co. Ltd.§	20,340
600	Seria Co. Ltd.§	13,598
5,800	Seven & i Holdings Co. Ltd.†, §	275,965
7,000	Seven Bank Ltd.§	13,695
1,800	SG Holdings Co. Ltd.§	33,923
1,900	Sharp Corp.†, §	17,793
600	Shibuya Corp.§	11,952
200	SHIFT, Inc.*, §	35,040
1,000	Shiga Bank Ltd.§	17,995
900	Shikoku Chemicals Corp.§	9,834
1,700	Shikoku Electric Power Co., Inc.§	10,997
900	Shima Seiki Manufacturing Ltd.§	13,695
1,000	Shimadzu Corp.§	34,435
200	Shimamura Co. Ltd.§	17,774
300	Shimano, Inc.§	68,621
3,500	Shimizu Corp.§	21,035
1,600	Shin-Etsu Chemical Co. Ltd.§	243,816
2,000	Shin-Etsu Polymer Co. Ltd.§	18,438
600	Shinko Electric Industries Co. Ltd.§	28,333
1,700	Shinmaywa Industries Ltd.§	12,587
600	Shionogi & Co. Ltd.§	36,848
1,200	Ship Healthcare Holdings, Inc.§	19,473
1,100	Shiseido Co. Ltd.§	55,749
4,800	Shizuoka Bank Ltd.§	33,898
2,800	Shizuoka Gas Co. Ltd.§	19,545
300	SHO-BOND Holdings Co. Ltd.§	13,065
300	Shoei Co. Ltd.§	11,172
3,000	Showa Denko KK§	59,273
1,000	Siix Corp.†, §	8,658
1,100	Sinfonia Technology Co. Ltd.§	11,950
3,900	SKY Perfect JSAT Holdings, Inc.§	13,209
2,600	Skylark Holdings Co. Ltd.†, §	33,618
200	SMC Corp.§	111,703
1,300	SMS Co. Ltd.§	35,682

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Japan (Continued)
2,700	Sodick Co. Ltd.†, §	$17,254
11,900	SoftBank Corp.§	139,085
17,800	SoftBank Group Corp.§	800,593
1,100	Sohgo Security Services Co. Ltd.§	35,922
1,560	Sojitz Corp.§	25,736
900	Solasto Corp.§	7,255
2,000	Sompo Holdings, Inc.§	87,974
8,500	Sony Group Corp.§	877,293
800	Sotetsu Holdings, Inc.§	14,977
400	Square Enix Holdings Co. Ltd.§	17,707
800	Stanley Electric Co. Ltd.§	15,108
1,600	Star Micronics Co. Ltd.§	20,088
800	Starts Corp., Inc.§	15,673
6,000	Subaru Corp.§	95,316
200	Sugi Holdings Co. Ltd.†, §	9,897
2,300	SUMCO Corp.§	37,738
18,100	Sumitomo Chemical Co. Ltd.§	82,972
5,400	Sumitomo Corp.§	93,638
2,000	Sumitomo Dainippon Pharma Co. Ltd.§	19,750
7,000	Sumitomo Electric Industries Ltd.§	83,252
2,300	Sumitomo Forestry Co. Ltd.§	40,605
1,700	Sumitomo Heavy Industries Ltd.§	39,062
1,100	Sumitomo Metal Mining Co. Ltd.§	55,542
3,600	Sumitomo Mitsui Construction Co. Ltd.§	12,280
5,600	Sumitomo Mitsui Financial Group, Inc.§	178,720
1,900	Sumitomo Mitsui Trust Holdings, Inc.§	62,072
900	Sumitomo Osaka Cement Co. Ltd.§	24,736
2,400	Sumitomo Realty & Development Co. Ltd.§	66,338
3,700	Sumitomo Rubber Industries Ltd.§	33,947
400	Sumitomo Seika Chemicals Co. Ltd.§	10,127
900	Sumitomo Warehouse Co. Ltd.§	16,915
2,600	Sun Frontier Fudousan Co. Ltd.§	22,280
700	Sundrug Co. Ltd.§	17,076
1,100	Suntory Beverage & Food Ltd.§	41,945
400	Suzuken Co. Ltd.§	11,890
2,200	Suzuki Motor Corp.§	75,412
900	Sysmex Corp.§	65,353
6,800	Systena Corp.§	23,809
800	T Hasegawa Co. Ltd.§	16,982
2,400	T&D Holdings, Inc.§	32,560
700	Tachi-S Co. Ltd.§	5,686
2,200	Tadano Ltd.§	18,447
1,800	Taiheiyo Cement Corp.§	29,692
1,300	Taisei Corp.§	37,581
600	Taisho Pharmaceutical Holdings Co. Ltd.§	27,830
600	Taiyo Holdings Co. Ltd.§	15,865
1,100	Taiyo Yuden Co. Ltd.§	49,353
1,300	Takara Holdings, Inc.§	11,664
1,600	Takashimaya Co. Ltd.†, §	15,178
18,700	Takeda Pharmaceutical Co. Ltd.§	535,191
1,200	Takeuchi Manufacturing Co. Ltd.†, §	25,844
700	Takuma Co. Ltd.§	8,160
2,100	Tamura Corp.†, §	10,546
4,800	TDK Corp.§	173,308

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Japan (Continued)
1,000	TechnoPro Holdings, Inc.§	$26,867
4,200	Teijin Ltd.§	46,792
400	Tekken Corp.§	6,026
2,400	Terumo Corp.§	72,686
1,300	THK Co. Ltd.§	28,674
1,200	TIS, Inc.§	28,067
200	TKC Corp.§	5,436
3,100	Toagosei Co. Ltd.§	27,288
1,500	Tobu Railway Co. Ltd.§	36,495
2,200	Tocalo Co. Ltd.§	24,288
3,500	Toda Corp.§	21,231
600	Toho Co. Ltd.§	22,685
500	Toho Gas Co. Ltd.§	11,144
1,500	Toho Holdings Co. Ltd.§	22,691
3,300	Tohoku Electric Power Co., Inc.§	19,308
3,600	Tokai Carbon Co. Ltd.§	33,699
1,000	Tokai Corp.§	14,088
1,300	TOKAI Holdings Corp.§	9,173
1,300	Tokai Rika Co. Ltd.§	15,926
4,800	Tokai Tokyo Financial Holdings, Inc.§	15,746
200	Token Corp.§	14,761
3,800	Tokio Marine Holdings, Inc.§	221,016
1,100	Tokuyama Corp.§	15,425
700	Tokyo Century Corp.§	25,686
10,300	Tokyo Electric Power Co. Holdings, Inc.*, §	34,053
1,100	Tokyo Electron Ltd.§	564,822
2,400	Tokyo Gas Co. Ltd.§	43,964
1,400	Tokyo Kiraboshi Financial Group, Inc.§	19,952
500	Tokyo Ohka Kogyo Co. Ltd.§	29,874
800	Tokyo Seimitsu Co. Ltd.§	31,766
2,000	Tokyo Steel Manufacturing Co. Ltd.§	18,981
2,700	Tokyo Tatemono Co. Ltd.§	40,436
400	Tokyotokeiba Co. Ltd.§	14,224
1,700	Tokyu Construction Co. Ltd.§	9,348
3,000	Tokyu Corp.§	38,966
9,700	Tokyu Fudosan Holdings Corp.§	53,240
5,300	TOMONY Holdings, Inc.§	14,206
1,900	Tomy Co. Ltd.§	18,932
500	Topcon Corp.§	6,352
1,500	TOPPAN, Inc.§	26,500
1,100	Topre Corp.§	10,530
500	Topy Industries Ltd.§	4,291
14,600	Toray Industries, Inc.§	76,096
1,100	Toridoll Holdings Corp.†, §	22,770
1,300	Tosei Corp.§	12,383
1,800	Toshiba Corp.§	68,302
500	Toshiba TEC Corp.§	20,078
3,600	Tosoh Corp.§	53,238
600	TOTO Ltd.§	24,101
900	Towa Pharmaceutical Co. Ltd.§	20,200
3,100	Toyo Construction Co. Ltd.*, §	19,626
200	Toyo Gosei Co. Ltd.†, §	17,682
500	Toyo Ink SC Holdings Co. Ltd.§	7,773
1,000	Toyo Seikan Group Holdings Ltd.§	11,461

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Japan (Continued)
800	Toyo Suisan Kaisha Ltd.§	$28,608
3,400	Toyo Tire Corp.§	43,267
2,500	Toyobo Co. Ltd.§	22,294
1,600	Toyoda Gosei Co. Ltd.§	26,421
700	Toyota Industries Corp.§	48,181
85,500	Toyota Motor Corp.§	1,531,605
1,900	Toyota Tsusho Corp.§	78,179
600	TPR Co. Ltd.§	6,372
1,200	Trend Micro, Inc.§	70,049
800	Tri Chemical Laboratories, Inc.†, §	18,616
300	Trusco Nakayama Corp.§	5,869
1,600	TS Tech Co. Ltd.§	17,922
600	Tsubakimoto Chain Co.§	14,944
1,900	Tsugami Corp.§	20,499
700	Tsumura & Co.§	18,303
500	Tsuruha Holdings, Inc.§	31,755
700	TV Asahi Holdings Corp.§	8,613
1,000	UACJ Corp.§	19,001
2,000	Ube Industries Ltd.§	32,601
200	Uchida Yoko Co. Ltd.§	7,948
500	Ulvac, Inc.§	25,534
1,500	Unicharm Corp.§	53,344
800	Unipres Corp.§	4,594
1,100	United Super Markets Holdings, Inc.†, §	9,513
500	Universal Entertainment Corp.*, §	11,190
2,000	Ushio, Inc.§	29,632
1,300	USS Co. Ltd.§	21,866
600	UT Group Co. Ltd.§	15,118
400	V Technology Co. Ltd.§	10,745
1,200	Valor Holdings Co. Ltd.§	20,731
1,000	Valqua Ltd.§	21,680
1,400	Vital KSK Holdings, Inc.§	8,413
3,800	VT Holdings Co. Ltd.§	13,860
800	Wacoal Holdings Corp.§	12,044
3,000	Wacom Co. Ltd.†, §	23,035
800	Welcia Holdings Co. Ltd.§	19,684
500	West Holdings Corp.§	19,594
1,200	West Japan Railway Co.§	49,807
300	Workman Co. Ltd.†, §	12,224
1,000	Xebio Holdings Co. Ltd.§	7,732
400	Yakult Honsha Co. Ltd.§	21,350
9,500	Yamada Holdings Co. Ltd.§	29,549
2,100	Yamaguchi Financial Group, Inc.§	11,645
900	Yamaha Corp.§	39,247
4,200	Yamaha Motor Co. Ltd.§	94,126
2,800	Yamato Holdings Co. Ltd.§	52,417
900	Yamato Kogyo Co. Ltd.§	27,308
1,200	Yamazaki Baking Co. Ltd.§	14,754
400	Yaoko Co. Ltd.§	21,785
1,100	Yaskawa Electric Corp.†, §	42,962
1,200	Yellow Hat Ltd.§	15,404
600	Yokogawa Bridge Holdings Corp.§	9,533
2,000	Yokogawa Electric Corp.§	34,120
2,100	Yokohama Rubber Co. Ltd.§	28,892

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Japan (Continued)
2,500	Yokorei Co. Ltd.§	$17,577
1,100	Yoshinoya Holdings Co. Ltd.†, §	21,250
10,500	Z Holdings Corp.§	45,590
700	Zenkoku Hosho Co. Ltd.§	26,918
900	Zensho Holdings Co. Ltd.†, §	21,068
2,300	Zeon Corp.§	25,593
600	ZOZO, Inc.§	15,940
		34,025,350
	Netherlands—2.2%
1,275	Aalberts NV§	65,896
2,824	ABN AMRO Bank NV, CVA#, §	36,128
722	Accell Group NV*, §	45,794
50	Adyen NV*, #, §	98,778
14,340	Aegon NV§	75,679
1,266	Akzo Nobel NV§	108,770
95	Alfen Beheer BV*, †, #, §	9,636
580	AMG Advanced Metallurgical Group NV§	24,882
576	Amsterdam Commodities NV*, §	15,547
889	APERAM SA§	39,238
1,367	Arcadis NV§	61,432
5,174	ArcelorMittal SA§	166,309
316	ASM International NV§	114,550
2,066	ASML Holding NV§	1,378,021
290	ASML Holding NV, Registered	193,700
2,865	ASR Nederland NV§	133,123
894	Basic-Fit NV*, #, §	39,690
881	BE Semiconductor Industries NV§	74,997
1,770	Boskalis Westminster§	63,329
1,415	Coca-Cola European Partners PLC§	69,567
988	Corbion NV§	33,824
691	Flow Traders#, §	23,433
2,215	Fugro NV*, §	26,620
1,718	Heineken NV	163,792
561	IMCD NV§	95,385
16,312	ING Groep NV§	170,473
2,027	Intertrust NV*, #, §	44,016
339	JDE Peet's NV§	9,698
11,044	Koninklijke Ahold Delhaize NV§	355,023
7,677	Koninklijke BAM Groep NV*, §	23,097
956	Koninklijke DSM NV§	170,856
43,637	Koninklijke KPN NV§	151,552
3,491	Koninklijke Philips NV§	106,800
899	Koninklijke Vopak NV§	29,087
1,600	NN Group NV§	80,641
1,110	OCI NV*, §	39,081
4,749	Ordina NV§	24,370
11,571	PostNL NV§	44,094
3,255	Prosus NV*, §	172,311
1,606	Randstad NV§	96,396
3,497	SBM Offshore NV§	55,574
2,048	Signify NV#, §	95,495
839	Sligro Food Group NV*, §	20,314
506	TKH Group NV§	28,226

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Netherlands (Continued)
1,381	TomTom NV*, †, §	$12,758
2,749	Universal Music Group NV§	72,979
388	Van Lanschot Kempen NV§	10,259
2,325	Wolters Kluwer NV§	247,495
		5,218,715
	New Zealand—0.3%
5,589	a2 Milk Co. Ltd.*, §	21,781
15,320	Air New Zealand Ltd.*, †, §	13,635
11,578	Arvida Group Ltd.†, §	13,772
3,965	Auckland International Airport Ltd.*, §	21,441
7,155	Chorus Ltd.§	36,677
5,950	Contact Energy Ltd.§	33,518
1,171	EBOS Group Ltd.§	33,546
2,488	Fisher & Paykel Healthcare Corp. Ltd.§	41,807
8,253	Fletcher Building Ltd.§	36,321
3,759	Freightways Ltd.§	32,108
4,572	Genesis Energy Ltd.§	9,102
12,231	Heartland Group Holdings Ltd.†, §	19,016
7,492	Infratil Ltd.§	42,724
7,008	KMD Brands Ltd.†, §	6,590
647	Mainfreight Ltd.§	37,406
5,888	Meridian Energy Ltd.§	20,525
11,637	Oceania Healthcare Ltd.§	8,438
1,991	Port of Tauranga Ltd.§	8,499
8,615	Pushpay Holdings Ltd.*, †, §	6,756
684	Restaurant Brands New Zealand Ltd.*, †, §	6,554
1,854	Ryman Healthcare Ltd.§	12,016
2,832	Skellerup Holdings Ltd.§	11,683
9,536	SKYCITY Entertainment Group Ltd.§	18,949
15,590	Spark New Zealand Ltd.§	49,394
4,081	Summerset Group Holdings Ltd.§	33,118
6,133	Z Energy Ltd.§	15,934
		591,310
	Norway—0.7%
21,108	ABG Sundal Collier Holding ASA§	20,397
785	Adevinta ASA*, §	7,152
751	Aker BP ASA†, §	27,983
4,348	Aker Solutions ASA*, §	14,941
593	Atea ASA*, §	8,869
629	Atlantic Sapphire ASA*, †, §	2,526
2,299	Austevoll Seafood ASA§	35,612
11,411	B2Holding ASA§	11,965
438	Bakkafrost P/F§	29,425
480	Bonheur ASA§	19,456
1,580	Borregaard ASA§	31,191
1,094	BW Energy Ltd.*, §	3,328
6,229	BW LPG Ltd.#, §	42,457
5,362	BW Offshore Ltd.§	17,672
968	Crayon Group Holding ASA*, #, §	18,220
4,966	DNB Bank ASA§	112,432
12,792	DNO ASA§	18,670
6,672	Elkem ASA#, §	28,556

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Norway (Continued)
12,646	Equinor ASA§	$474,518
4,440	Europris ASA#, §	28,461
1,329	FLEX LNG Ltd.§	36,820
1,736	Frontline Ltd.*, §	15,054
1,401	Gjensidige Forsikring ASA§	34,756
768	Grieg Seafood ASA*, §	10,438
391	Kongsberg Gruppen ASA§	15,528
2,196	Mowi ASA†, §	59,200
6,935	MPC Container Ships ASA*, §	23,163
864	Nordic Semiconductor ASA*, §	22,087
7,637	Norsk Hydro ASA§	74,416
5,186	Odfjell Drilling Ltd.*, §	14,187
864	Odfjell Technology Ltd.	1,992
4,229	Orkla ASA§	37,610
10,139	PGS ASA*, †, §	3,362
1,686	Protector Forsikring ASA§	23,243
397	Salmar ASA§	31,380
1,104	Scatec ASA#, §	16,753
614	Schibsted ASA, Class A§	15,082
404	Schibsted ASA, Class B§	8,603
1,199	SpareBank 1 SR-Bank ASA§	18,245
3,149	Storebrand ASA§	31,469
2,103	Subsea 7 SA§	19,553
4,815	Telenor ASA§	69,205
1,294	TGS ASA§	19,225
888	TOMRA Systems ASA§	45,260
1,273	Veidekke ASA§	17,654
2,083	Wallenius Wilhelmsen ASA*, §	15,294
1,410	Yara International ASA§	70,313
		1,703,723
	Portugal—0.2%
3,185	Altri SGPS SA§	21,216
2,841	CTT-Correios de Portugal SA§	14,099
1,808	EDP Renovaveis SA§	46,567
18,638	Energias de Portugal SA§	91,800
6,892	Galp Energia SGPS SA§	87,217
57	Greenvolt-Energias Renovaveis SA*, §	470
1,861	Jeronimo Martins SGPS SA§	44,583
5,953	Navigator Co. SA§	22,156
3,482	NOS SGPS SA†, §	14,668
10,709	Redes Energeticas Nacionais SGPS SA§	33,745
20,529	Sonae SGPS SA§	23,568
		400,089
	Singapore—0.7%
23,500	Ascendas India Trust§	20,565
6,200	Capitaland Investment Ltd.*, §	18,176
3,400	City Developments Ltd.§	19,682
23,400	ComfortDelGro Corp. Ltd.§	25,624
3,900	Dairy Farm International Holdings Ltd.§	10,941
10,322	DBS Group Holdings Ltd.§	271,369
18,300	First Resources Ltd.§	27,590
35,400	Genting Singapore Ltd.§	21,205

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Singapore (Continued)
132,400	Golden Agri-Resources Ltd.§	$29,598
800	Great Eastern Holdings Ltd.§	12,577
11,200	GuocoLand Ltd.§	12,610
2,600	Haw Par Corp. Ltd.§	22,218
5,500	Hongkong Land Holdings Ltd.§	26,830
71,500	Hutchison Port Holdings Trust§	17,428
1,900	iFAST Corp. Ltd.§	8,451
1,000	Jardine Cycle & Carriage Ltd.§	18,415
9,600	Keppel Corp. Ltd.§	45,328
57,577	Keppel Infrastructure Trust§	23,756
12,300	Nanofilm Technologies International Ltd.§	24,451
14,800	NetLink NBN Trust§	10,641
8,300	Olam Group Ltd.	10,717
21,139	Oversea-Chinese Banking Corp. Ltd.§	192,133
25,200	Raffles Medical Group Ltd.§	21,703
3,200	SATS Ltd.*, §	10,205
10,100	Sembcorp Industries Ltd.§	19,808
299,400	Sembcorp Marine Ltd.*, §	21,587
19,200	Sheng Siong Group Ltd.§	21,515
9,299	Singapore Airlines Ltd.*, †, §	37,535
5,400	Singapore Exchange Ltd.§	39,599
32,900	Singapore Post Ltd.§	15,721
33,100	Singapore Press Holdings Ltd.†, §	57,373
8,200	Singapore Technologies Engineering Ltd.§	24,856
23,200	Singapore Telecommunications Ltd.§	45,058
22,000	StarHub Ltd.§	20,895
9,500	UMS Holdings Ltd.§	8,563
8,100	United Overseas Bank Ltd.§	189,994
6,300	UOL Group Ltd.§	32,657
1,800	Venture Corp. Ltd.§	23,220
23,900	Wilmar International Ltd.§	82,873
15,000	Wing Tai Holdings Ltd.§	19,768
29,500	Yangzijiang Shipbuilding Holdings Ltd.§	33,185
		1,596,420
	Spain—1.4%
375	Acciona SA†, §	71,534
2,154	Acerinox SA§	23,601
3,401	ACS Actividades de Construccion y Servicios SA†, §	91,421
203	Aena SME SA*, #, §	33,628
1,148	Almirall SA§	14,556
1,128	Amadeus IT Group SA*, §	73,473
4,833	Applus Services SA§	39,889
30,522	Banco Bilbao Vizcaya Argentaria SA§	174,518
13,416	Banco Bilbao Vizcaya Argentaria SA, ADR	76,337
71,163	Banco de Sabadell SA§	57,922
116,729	Banco Santander SA§	396,057
5,075	Bankinter SA§	29,594
25,179	CaixaBank SA§	84,863
996	Cellnex Telecom SA#, §	47,740
796	Cia de Distribucion Integral Logista Holdings SA†, §	14,546
861	CIE Automotive SA§	19,548
318	Construcciones y Auxiliar de Ferrocarriles SA§	10,426
1,692	Ebro Foods SA§	29,803

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Spain (Continued)
4,881	Enagas SA†, §	$108,462
3,301	Endesa SA§	72,037
4,660	Ercros SA§	15,550
4,201	Faes Farma SA§	17,001
2,540	Ferrovial SA§	67,244
598	Fluidra SA§	17,158
3,465	Gestamp Automocion SA#, §	12,101
4,339	Global Dominion Access SA#, §	19,329
1,891	Grifols SA†, §	34,207
364	Grupo Catalana Occidente SA§	11,119
50,084	Iberdrola SA§	545,132
4,293	Indra Sistemas SA*, §	47,688
6,499	Industria de Diseno Textil SA§	141,411
147	Laboratorios Farmaceuticos Rovi SA§	10,859
5,075	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros§	7,795
7,728	Mapfre SA§	16,173
1,581	Mediaset Espana Comunicacion SA*, §	7,979
4,190	Melia Hotels International SA*, §	31,314
2,459	Prosegur Cia de Seguridad SA†, §	5,344
3,850	Red Electrica Corp. SA§	79,070
17,197	Repsol SA§	226,125
10,526	Sacyr SA†, §	25,406
826	Siemens Gamesa Renewable Energy SA*, §	14,500
867	Solaria Energia y Medio Ambiente SA*, †, §	19,478
69,639	Telefonica SA§	338,021
3,839	Tubacex SA*, †, §	7,792
15,835	Unicaja Banco SA#, §	16,453
179	Vidrala SA§	12,579
582	Viscofan SA§	34,508
1,480	Zardoya Otis SA§	11,540
		3,262,831
	Sweden—2.1%
984	AAK AB§	18,242
1,552	AcadeMedia AB#, §	8,532
576	AddLife AB, Class B§	15,970
780	AddNode Group AB§	31,647
2,288	AddTech AB, Class B§	43,879
1,023	AFRY AB§	20,518
1,372	Alfa Laval AB§	47,181
933	Alimak Group AB#, §	10,451
510	Alligo AB, Class A§	7,500
556	Annehem Fastigheter AB, Class B*, §	1,770
3,735	Arjo AB, Class B§	31,533
3,136	Assa Abloy AB, Class B§	84,558
4,963	Atlas Copco AB, Class A§	257,572
1,616	Atlas Copco AB, Class B§	73,286
3,696	Attendo AB*, #, §	11,673
1,217	Avanza Bank Holding AB§	31,049
1,206	Axfood AB§	39,227
1,079	Beijer Alma AB§	24,858
2,259	Betsson AB, Class B*, §	13,682
1,218	Bilia AB, Class A§	17,350
1,635	BillerudKorsnas AB§	24,174

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Sweden (Continued)
475	BioGaia AB, Class B§	$28,198
981	Biotage AB§	22,761
3,089	Boliden AB§	156,646
1,253	Bonava AB, Class B§	7,824
1,482	Bravida Holding AB#, §	17,031
1,399	Bure Equity AB§	45,275
1,751	Castellum AB†, §	43,185
447	Catena AB§	27,036
855	Clas Ohlson AB, Class B§	9,721
7,868	Cloetta AB, Class B§	21,466
1,370	Coor Service Management Holding AB#, §	10,972
14,402	Corem Property Group AB, Class B§	37,340
2,643	Dios Fastigheter AB§	28,585
2,657	Dometic Group AB#, §	22,855
2,823	Dustin Group AB#, §	24,089
2,954	Electrolux AB, Class B†, §	44,695
3,376	Electrolux Professional AB, Class B*, §	20,717
1,639	Elekta AB, Class B§	12,861
4,082	Epiroc AB, Class A§	87,349
1,875	Epiroc AB, Class B§	33,751
689	Essity AB, Class A†, §	16,304
4,623	Essity AB, Class B§	108,925
492	Evolution AB#, §	50,211
1,567	Fabege AB§	23,113
2,158	Fagerhult AB§	11,511
612	Fastighets AB Balder, Class B*, §	40,047
79	Fenix Outdoor International AG§	8,859
703	GARO AB§	11,479
1,600	Getinge AB, Class B§	63,688
1,494	Granges AB§	14,665
6,778	Hennes & Mauritz AB, Class B†, §	90,518
4,452	Hexagon AB, Class B§	62,460
280	Hexatronic Group AB§	11,145
3,325	Hexpol AB§	32,400
366	HMS Networks AB§	17,144
3,175	Hoist Finance AB*, #, †, §	9,687
833	Holmen AB, Class B§	46,482
690	Hufvudstaden AB, Class A§	9,740
4,148	Husqvarna AB, Class B§	43,235
104	Industrivarden AB, Class A§	2,956
1,347	Indutrade AB§	33,829
1,465	Instalco AB†, §	10,956
631	Intrum AB§	17,002
3,518	Inwido AB§	55,573
1,080	JM AB§	34,214
1,855	Kindred Group PLC§	20,242
1,219	KNOW IT AB§	40,352
3,488	Lagercrantz Group AB, Class B§	39,446
1,140	Lifco AB, Class B§	28,930
1,567	Lindab International AB§	39,888
981	Loomis AB§	26,822
1,353	Lundin Energy AB§	57,360
487	Medicover AB, Class B†, §	10,404
2,179	Mekonomen AB*, §	25,596

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Sweden (Continued)
1,754	Millicom International Cellular SA, SDR*, †, §	$44,327
302	MIPS AB§	28,098
1,742	Modern Times Group MTG AB, Class B*, §	25,360
510	Momentum Group Komponenter & Tjanster AB	4,339
432	Mycronic AB§	8,036
669	NCC AB, Class B§	9,481
648	New Wave Group AB, Class B§	10,481
2,452	Nibe Industrier AB, Class B§	27,023
3,170	Nobia AB§	13,913
3,940	Nolato AB, Class B§	29,193
700	Nordic Entertainment Group AB, Class B*, §	28,211
2,599	Nordic Waterproofing Holding AB§	46,395
1,681	Nyfosa AB§	23,958
507	OEM International AB, Class B§	8,792
609	Pandox AB*, §	9,156
2,782	Peab AB, Class B§	27,876
1,578	Platzer Fastigheter Holding AB, Class B§	19,464
4,394	Ratos AB, Class B§	22,590
5,625	Resurs Holding AB#, §	16,498
528	Saab AB, Class B§	19,080
700	Sagax AB, Class B§	21,176
6,434	Samhallsbyggnadsbolaget i Norden AB†, §	28,654
5,931	Sandvik AB§	125,918
2,495	Scandi Standard AB§	9,443
1,030	Sectra AB, Class B*, †, §	15,735
4,432	Securitas AB, Class B§	49,935
1,240	Sinch AB*, #, †, §	8,396
7,990	Skandinaviska Enskilda Banken AB, Class A§	86,516
2,555	Skanska AB, Class B§	57,159
426	SKF AB, Class A§	7,940
5,005	SKF AB, Class B§	81,356
1,180	SkiStar AB§	21,817
562	Solid Forsakring AB*, §	2,904
4,349	SSAB AB, Class A*, §	30,254
7,778	SSAB AB, Class B*, §	51,900
3,850	Svenska Cellulosa AB SCA, Class B§	74,754
6,847	Svenska Handelsbanken AB, Class A§	63,014
1,170	Sweco AB, Class B§	16,957
4,970	Swedbank AB, Class A§	74,172
7,357	Swedish Match AB§	55,340
987	Swedish Orphan Biovitrum AB*, §	23,334
5,725	Tele2 AB, Class B§	86,429
1,292	Telefonaktiebolaget LM Ericsson, Class A§	12,404
27,705	Telefonaktiebolaget LM Ericsson, Class B§	253,500
37,302	Telia Co. AB§	149,380
1,057	Thule Group AB#, §	41,800
2,299	Trelleborg AB, Class B§	53,147
353	Troax Group AB§	9,145
2,450	Volvo AB, Class A§	46,830
16,113	Volvo AB, Class B†, §	300,532
811	Wallenstam AB, Class B§	11,733

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Sweden (Continued)
1,004	Wihlborgs Fastigheter AB§	$20,887
		4,946,924
	Switzerland—5.6%
9,096	ABB Ltd., Registered§	294,288
1,841	Adecco Group AG, Registered§	83,325
2,917	Alcon, Inc.§	230,423
309	Allreal Holding AG, Registered§	66,177
137	ALSO Holding AG, Registered*, §	33,231
3,338	ams-OSRAM AG*, §	51,030
47	APG SGA SA*, §	9,904
1,914	Arbonia AG§	37,549
14,351	Aryzta AG†, *, §	14,679
590	Ascom Holding AG, Registered†, *, §	6,610
119	Autoneum Holding AG§	16,450
38	Bachem Holding AG, Registered Class B§	20,853
605	Baloise Holding AG, Registered§	107,808
243	Banque Cantonale Vaudoise, Registered§	20,995
33	Barry Callebaut AG, Registered§	77,274
80	Belimo Holding AG, Registered§	42,439
35	Bell Food Group AG, Registered§	10,283
76	Berner Kantonalbank AG, Registered§	18,405
301	BKW AG§	37,678
157	Bobst Group SA, Registered*, §	15,359
127	Bossard Holding AG, Registered Class A§	29,708
85	Bucher Industries AG, Registered§	34,344
50	Burckhardt Compression Holding AG§	26,368
137	Burkhalter Holding AG§	10,696
40	Bystronic AG§	41,176
456	Cembra Money Bank AG§	33,447
1	Chocoladefabriken Lindt & Spruengli AG, Registered§	120,794
2,968	Cie Financiere Richemont SA, Registered§	376,486
2,253	Clariant AG, Registered*, §	39,013
205	Coltene Holding AG, Registered*, §	22,999
49	Comet Holding AG, Registered§	14,130
8,760	Credit Suisse Group AG, ADR†	68,766
5,213	Credit Suisse Group AG, Registered§	41,131
93	Daetwyler Holding AG§	30,640
514	DKSH Holding AG§	43,149
66	dormakaba Holding AG§	33,803
1,013	Dufry AG, Registered*, §	42,471
1,608	EFG International AG*, §	12,404
36	Emmi AG, Registered§	39,263
41	EMS-Chemie Holding AG, Registered§	39,664
399	Flughafen Zurich AG, Registered*, §	71,607
20	Forbo Holding AG, Registered§	34,024
1,069	Galenica AG#, §	82,117
5,107	GAM Holding AG*, §	6,263
266	Geberit AG, Registered§	163,752
50	Georg Fischer AG, Registered§	59,660
37	Givaudan SA, Registered§	152,308
566	Helvetia Holding AG, Registered§	73,682
136	Hiag Immobilien Holding AG§	15,315
3,415	Holcim Ltd.*, §	166,726

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Switzerland (Continued)
298	Huber & Suhner AG§	$27,844
547	Implenia AG, Registered*, †, §	13,348
109	Ina Invest Holding AG*, §	2,268
36	Inficon Holding AG, Registered§	41,230
8	Interroll Holding AG, Registered§	26,332
16	Intershop Holding AG§	11,064
2,363	Julius Baer Group Ltd.§	137,070
80	Jungfraubahn Holding AG, Registered*, §	12,368
223	Kardex Holding AG, Registered§	51,043
90	Komax Holding AG, Registered*, §	25,078
427	Kuehne & Nagel International AG, Registered§	120,989
580	Landis & Gyr Group AG*, §	36,686
8	LEM Holding SA, Registered§	19,337
167	Liechtensteinische Landesbank AG§	9,984
667	Logitech International SA, Registered†	49,211
765	Logitech International SA, Registered§	56,695
205	Lonza Group AG, Registered§	148,519
63	Luzerner Kantonalbank AG, Registered§	29,533
103	Medacta Group SA*, #, §	12,272
636	Medmix AG*, #, §	22,125
2	Metall Zug AG, Registered Class B§	4,591
1,480	Mobilezone Holding AG, Registered§	26,136
219	Mobimo Holding AG, Registered§	69,788
20,085	Nestle SA, Registered§	2,607,451
12,302	Novartis AG, Registered§	1,078,903
3,319	OC Oerlikon Corp. AG, Registered§	26,472
136	Orior AG§	13,272
124	Partners Group Holding AG§	154,054
699	PSP Swiss Property AG, Registered§	91,736
78	Rieter Holding AG, Registered*, §	12,588
158	Roche Holding AG§	69,081
4,932	Roche Holding AG§	1,950,484
140	Schindler Holding AG, Registered§	29,684
25	Schweiter Technologies AG§	30,571
108	Sensirion Holding AG*, #, §	13,311
206	SFS Group AG§	28,496
32	SGS SA, Registered§	88,916
73	Siegfried Holding AG, Registered*, §	60,088
3,124	SIG Combibloc Group AG*, §	78,893
910	Sika AG, Registered§	299,806
373	Softwareone Holding AG*, §	5,243
326	Sonova Holding AG, Registered§	135,975
88	St. Galler Kantonalbank AG, Registered§	43,888
52	Straumann Holding AG, Registered§	83,207
636	Sulzer AG, Registered§	52,623
225	Swatch Group AG§	63,936
384	Swatch Group AG, Registered§	20,850
253	Swiss Life Holding AG, Registered§	161,487
1,182	Swiss Prime Site AG, Registered*, §	116,520
1,421	Swiss Re AG§	135,220
379	Swisscom AG, Registered§	227,547
247	Swissquote Group Holding SA, Registered§	44,730
108	Tecan Group AG, Registered§	42,564
634	Temenos AG, Registered§	60,748

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Switzerland (Continued)
276	u-blox Holding AG*, †, §	$26,719
13,089	UBS Group AG, Registered§	255,720
114	Valiant Holding AG, Registered§	11,780
94	Valora Holding AG, Registered*, §	17,551
228	VAT Group AG#, §	86,936
400	Vetropack Holding AG, Registered§	18,673
545	Vifor Pharma AG*	97,169
706	Vontobel Holding AG, Registered§	59,335
77	VP Bank AG, Class A§	7,939
59	Ypsomed Holding AG, Registered§	10,345
104	Zehnder Group AG, Registered§	8,991
2	Zuger Kantonalbank AG§	15,896
828	Zurich Insurance Group AG§	408,228
		12,927,803
	United Kingdom—9.3%
8,547	3i Group PLC§	154,606
217	4imprint Group PLC§	7,967
2,172	888 Holdings PLC†, §	5,236
30,679	abrdn PLC§	85,866
2,010	Admiral Group PLC§	67,333
5,542	Airtel Africa PLC#, §	10,079
2,092	AJ Bell PLC§	8,314
12,432	Alliance Pharma PLC§	18,800
10,987	Anglo American PLC§	566,671
5,917	Anglo Pacific Group PLC†, §	13,709
4,073	Antofagasta PLC§	88,939
4,535	Ascential PLC*, §	20,616
3,433	Ashmore Group PLC§	10,422
3,862	Ashtead Group PLC§	243,453
355	ASOS PLC*, †, §	7,477
1,825	Associated British Foods PLC§	39,634
5,135	AstraZeneca PLC§	680,958
6,994	Auto Trader Group PLC#, §	57,897
669	AVEVA Group PLC§	21,359
26,339	Aviva PLC§	155,477
835	Avon Protection PLC†, §	14,252
8,776	B&M European Value Retail SA§	61,484
7,505	Babcock International Group PLC*, §	31,866
26,412	BAE Systems PLC§	248,972
9,792	Balfour Beatty PLC§	32,962
617	Bank of Georgia Group PLC§	9,609
116,474	Barclays PLC§	226,264
5,771	Barratt Developments PLC§	39,374
5,095	Beazley PLC§	27,988
1,306	Bellway PLC§	41,498
1,058	Berkeley Group Holdings PLC*, §	51,497
4,891	Biffa PLC#, §	20,438
1,176	Bodycote PLC§	9,694
8,370	boohoo Group PLC*, §	9,678
172,287	BP PLC§	841,972
9,231	Breedon Group PLC§	9,863
8,187	Brewin Dolphin Holdings PLC§	54,985
9,634	British American Tobacco PLC§	402,955

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	United Kingdom (Continued)
589	British American Tobacco PLC, ADR	$24,832
4,032	Britvic PLC§	42,583
105,509	BT Group PLC§	251,471
3,172	Bunzl PLC§	123,328
2,743	Burberry Group PLC§	59,899
3,634	Burford Capital Ltd.§	33,070
4,589	C&C Group PLC*, §	11,794
40,000	Capita PLC*, §	10,863
11,065	Capricorn Energy PLC*, †, §	31,928
7,460	Card Factory PLC*, §	4,434
510	Carnival PLC*, §	9,159
756	Cazoo Group Ltd.*	2,087
21,596	Centamin PLC§	25,832
6,675	Central Asia Metals PLC§	20,708
102,113	Centrica PLC*, §	106,887
2,609	Chesnara PLC§	10,372
20,533	Cineworld Group PLC*, †, §	8,720
577	Clarkson PLC§	27,855
2,322	Clinigen Group PLC§	28,138
1,083	Clipper Logistics PLC§	12,514
2,800	Close Brothers Group PLC§	43,461
3,114	CMC Markets PLC#, §	10,353
33,791	Coats Group PLC§	33,903
1,369	Coca-Cola HBC AG§	28,549
7,230	Compass Group PLC§	155,814
865	Computacenter PLC§	33,231
4,173	ContourGlobal PLC#, §	10,452
15,897	ConvaTec Group PLC#, §	44,775
3,254	Countryside Partnerships PLC*, #, §	11,522
637	Cranswick PLC§	29,402
4,845	Crest Nicholson Holdings PLC§	16,910
826	Croda International PLC§	84,890
21,706	Currys PLC§	25,821
914	CVS Group PLC§	21,438
829	DCC PLC§	64,252
2,945	De La Rue PLC*, §	4,184
498	Dechra Pharmaceuticals PLC§	26,368
5,029	Devro PLC†, §	13,761
6,669	DFS Furniture PLC§	18,196
12,494	Diageo PLC§	631,487
1,370	Diploma PLC§	47,113
16,489	Direct Line Insurance Group PLC§	59,443
3,416	Domino's Pizza Group PLC§	16,951
9,744	Drax Group PLC§	100,304
15,945	DS Smith PLC§	66,886
1,117	Dunelm Group PLC§	15,913
2,569	easyJet PLC*, §	18,571
6,804	Electrocomponents PLC§	96,210
13,055	Elementis PLC*, §	20,245
1,355	EMIS Group PLC§	23,679
886	Energean PLC*, §	13,830
74,403	EnQuest PLC*, †, §	29,966
2,921	Entain PLC*, §	62,651
7,801	Esken Ltd.*, †, §	1,121

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	United Kingdom (Continued)
5,759	Essentra PLC§	$23,771
1,262	Euromoney Institutional Investor PLC§	16,332
3,432	Evraz PLC§	0
6,412	Experian PLC§	247,279
1,729	FDM Group Holdings PLC§	24,011
1,779	Ferguson PLC§	241,481
5,122	Ferrexpo PLC§	12,349
11,197	Firstgroup PLC*, †, §	16,272
3,491	Frasers Group PLC*, §	28,885
2,026	Fresnillo PLC§	19,602
2,798	Galliford Try Holdings PLC§	6,512
445	Games Workshop Group PLC§	42,329
1,706	Gamma Communications PLC§	30,321
2,857	Genuit Group PLC§	18,369
33,498	GlaxoSmithKline PLC§	722,349
93,275	Glencore PLC*, §	606,173
1,404	Go-Ahead Group PLC*, †, §	14,933
2,026	Grafton Group PLC§	26,045
6,739	Grainger PLC§	25,747
6,489	Greencore Group PLC*, §	10,927
1,534	Greggs PLC§	49,378
9,789	Gulf Keystone Petroleum Ltd.§	30,557
4,549	Gym Group PLC*, #, §	11,573
6,271	Halfords Group PLC†, §	20,219
1,732	Halma PLC§	56,535
4,078	Harbour Energy PLC*, §	25,938
2,284	Hargreaves Lansdown PLC§	30,092
21,097	Hays PLC§	33,791
1,995	Headlam Group PLC§	9,945
3,050	Helical PLC§	16,413
1,984	Hikma Pharmaceuticals PLC§	53,378
2,154	Hill & Smith Holdings PLC§	41,405
2,081	Hilton Food Group PLC§	33,846
3,163	Hiscox Ltd.§	40,778
5,513	Hochschild Mining PLC§	9,305
3,986	Hollywood Bowl Group PLC*, §	12,584
2,726	HomeServe PLC§	30,037
7,520	Howden Joinery Group PLC§	75,425
61,234	HSBC Holdings PLC§	419,578
6,698	HSBC Holdings PLC, ADR	229,206
3,532	Hunting PLC§	13,884
4,879	Ibstock PLC#, §	11,169
3,801	IG Group Holdings PLC§	40,791
4,126	IMI PLC§	73,535
910	Impax Asset Management Group PLC§	11,746
12,148	Imperial Brands PLC§	255,789
6,366	Inchcape PLC§	55,572
14,920	Indivior PLC*, §	54,801
6,450	Informa PLC*, §	50,621
3,740	IntegraFin Holdings PLC§	20,660
917	InterContinental Hotels Group PLC§	62,096
390	InterContinental Hotels Group PLC, ADR	26,840
2,732	Intermediate Capital Group PLC§	63,493
10,061	International Consolidated Airlines Group SA*, †, §	18,570

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	United Kingdom (Continued)
4,161	International Personal Finance PLC§	$5,608
1,064	Intertek Group PLC§	72,661
8,515	Investec PLC§	55,926
3,042	iomart Group PLC§	6,485
35,770	IP Group PLC§	41,711
38,511	ITV PLC*, §	41,220
9,541	IWG PLC*, §	32,575
22,063	J. Sainsbury PLC§	73,057
2,074	J.D. Wetherspoon PLC*, †, §	21,157
1,083	James Fisher & Sons PLC*, §	4,919
3,618	James Halstead PLC†, §	10,975
27,745	JD Sports Fashion PLC*, §	53,728
1,084	JET2 PLC*, §	16,244
1,637	John Menzies PLC*, §	12,748
10,403	John Wood Group PLC*, §	21,967
1,891	Johnson Matthey PLC§	46,337
7,194	Johnson Service Group PLC*, §	11,066
897	JTC PLC#, §	9,893
8,912	Jupiter Fund Management PLC§	24,103
588	Just Eat Takeaway.com NV*, #, §	19,809
30,973	Just Group PLC*, §	35,533
1,680	Kainos Group PLC†, §	29,041
1,556	Keller Group PLC§	16,961
24,636	Kingfisher PLC§	82,219
1,402	Lancashire Holdings Ltd.§	7,899
39,847	Legal & General Group PLC§	141,293
399,205	Lloyds Banking Group PLC§	244,392
10,613	Lloyds Banking Group PLC, ADR	25,577
1,161	London Stock Exchange Group PLC§	121,296
31,096	M&G PLC§	90,071
20,939	Man Group PLC§	63,824
28,984	Marks & Spencer Group PLC*, §	58,663
1,885	Marshalls PLC§	16,756
18,395	Marston's PLC*, §	19,592
3,805	Mears Group PLC§	10,277
5,349	Mediclinic International PLC*, §	24,923
7,048	Meggitt PLC*, §	70,296
31,313	Melrose Industries PLC§	50,686
3,713	Micro Focus International PLC§	19,681
8,089	Mitchells & Butlers PLC*, §	24,752
24,076	Mitie Group PLC§	17,266
150	MJ Gleeson PLC§	1,161
4,163	Mondi PLC§	80,705
5,751	Moneysupermarket.com Group PLC§	14,329
7,506	Morgan Advanced Materials PLC§	30,448
1,378	Morgan Sindall Group PLC§	43,433
10,029	National Express Group PLC*, §	30,608
3,907	National Grid PLC§	60,010
2,323	National Grid PLC, ADR	178,569
8,261	NatWest Group PLC§	23,245
8,127	NatWest Group PLC, ADR	46,161
900	Next PLC§	70,970
4,257	Ninety One PLC§	14,250

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	United Kingdom (Continued)
537	NMC Health PLC*, §	$0
624	Ocado Group PLC*, §	9,538
4,680	On the Beach Group PLC*, #, §	14,372
4,865	OSB Group PLC§	35,876
1,080	Oxford Instruments PLC§	29,812
5,545	Pagegroup PLC§	35,715
5,714	Paragon Banking Group PLC§	37,285
1,213	PayPoint PLC§	9,254
5,118	Pearson PLC§	50,002
41,805	Pendragon PLC*, §	15,428
3,518	Pennon Group PLC§	49,591
2,597	Persimmon PLC§	73,044
4,723	Petrofac Ltd.*, §	6,424
6,396	Pets at Home Group PLC§	30,266
3,303	Phoenix Group Holdings PLC§	26,483
11,392	Photo-Me International PLC*, §	10,667
8,181	Playtech PLC*, §	63,160
2,561	Plus500 Ltd.§	47,435
1,124	Polar Capital Holdings PLC§	9,157
14,328	Premier Foods PLC§	21,402
6,783	Provident Financial PLC*, §	27,262
9,625	Prudential PLC§	142,178
520	Prudential PLC, ADR†	15,382
4,468	QinetiQ Group PLC§	17,823
22,363	Quilter PLC#, §	41,535
351	Rathbone Brothers PLC§	9,095
3,205	Reach PLC§	7,701
3,595	Reckitt Benckiser Group PLC†, §	274,791
3,003	Redde Northgate PLC§	16,971
3,865	Redrow PLC§	26,410
10,683	RELX PLC§	332,756
1,210	RELX PLC, ADR†	37,631
2,776	Renew Holdings PLC§	24,863
214	Renishaw PLC§	10,807
15,103	Rentokil Initial PLC§	104,024
787	RHI Magnesita NV§	25,070
8,346	Rightmove PLC§	69,038
12,731	Rio Tinto PLC§	1,009,898
60,172	Rolls-Royce Holdings PLC*, §	79,114
9,205	Rotork PLC§	39,204
12,048	Royal Mail PLC§	51,601
159	RPS Group PLC§	218
3,036	Sabre Insurance Group PLC#, §	9,243
948	Saga PLC*, §	2,885
6,139	Sage Group PLC§	56,297
2,515	Savills PLC§	36,557
1,549	Schroders PLC§	59,883
5,266	Senior PLC*, §	8,756
5,813	Serco Group PLC§	10,939
11,630	Severfield PLC§	10,227
2,120	Severn Trent PLC§	85,572
41,803	Shell PLC§	1,147,231
4,678	Shell PLC, ADR	256,963

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	United Kingdom (Continued)
9,302	SIG PLC*, †, §	$5,252
11,912	Sirius Real Estate Ltd.§	19,534
4,652	Smith & Nephew PLC§	74,151
650	Smith & Nephew PLC, ADR	20,735
2,936	Smiths Group PLC§	55,654
399	Softcat PLC§	8,897
1,032	Spectris PLC§	35,049
12,936	Speedy Hire PLC§	9,152
525	Spirax-Sarco Engineering PLC§	86,033
7,170	Spire Healthcare Group PLC*, #, §	22,976
10,386	Spirent Communications PLC§	32,387
10,550	SSE PLC§	241,567
7,895	SSP Group PLC*, §	23,466
3,870	St. James's Place PLC§	72,967
5,772	Stagecoach Group PLC*, §	8,056
18,943	Standard Chartered PLC§	125,618
4,177	SThree PLC§	22,552
8,653	Synthomer PLC§	34,628
6,411	Tate & Lyle PLC§	61,586
30,633	Taylor Wimpey PLC§	52,272
510	TBC Bank Group PLC§	7,348
978	Telecom Plus PLC§	19,549
51,448	Tesco PLC§	186,002
5,954	TI Fluid Systems PLC#, §	14,842
16,738	TP ICAP Group PLC§	32,548
3,712	Travis Perkins PLC§	59,942
10,899	TUI AG*, §	34,334
42,736	Tullow Oil PLC*, §	30,060
4,191	Tyman PLC§	17,372
1,424	Ultra Electronics Holdings PLC§	61,914
16,198	Unilever PLC§	733,228
4,946	United Utilities Group PLC§	72,901
5,245	Vesuvius PLC§	23,431
13,688	Virgin Money U.K. PLC§	30,578
5,666	Vistry Group PLC§	69,810
386	Vitec Group PLC§	6,832
317,510	Vodafone Group PLC§	520,928
6,400	Volution Group PLC§	35,004
2,625	Watches of Switzerland Group PLC*, #, §	38,923
5,138	Watkin Jones PLC§	17,268
2,590	Weir Group PLC§	55,350
1,764	WH Smith PLC*, §	33,020
1,264	Whitbread PLC*, §	47,037
5,006	Wickes Group PLC§	12,074
995	Wincanton PLC§	5,034
10,996	WPP PLC§	143,896
510	XP Power Ltd.†, §	23,161
589	Young & Co's Brewery PLC, Class A§	10,926
		21,577,283

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	United States—0.0%
265	Jackson Financial, Inc., Class A	$11,721
	TOTAL COMMON STOCKS (Cost $136,639,522)	160,805,819
	Affiliated Investment Company—29.3%
	United States—29.3%
2,822,616	DFA Emerging Markets Core Equity Portfolio, Class I‡‡ (Cost $57,488,878)	67,940,376
	Rights—0.0%
	Austria—0.0%
1,233	Immofinanz AG†, §
	03/03/2023	0
658	CA Immobilien Anlagen AG§
	07/26/2021	0
		0
	TOTAL RIGHTS (Cost $0)	0
	Preferred Stocks—0.4%
	Germany—0.4%
621	Bayerische Motoren Werke AG, 2.74%§	48,121
387	Draegerwerk AG & Co. KGaA, 0.38%§	21,416
1,083	FUCHS PETROLUB SE, 3.03%§	39,343
720	Henkel AG & Co. KGaA, 3.04%§	48,220
949	Jungheinrich AG, 1.64%§	27,678
917	Porsche Automobil Holding SE, 2.53%§	88,839
162	Sartorius AG, 0.31%§	71,946
252	Sixt SE, 0.07%§	18,925
173	STO SE & Co. KGaA, 2.42%§	39,512
2,562	Volkswagen AG, 3.10%§	443,012
		847,012
	Italy—0.0%
1,392	Danieli & C Officine Meccaniche SpA, 1.32%§	22,145
29,205	Telecom Italia SpA, 8.93%§	9,906
		32,051
	TOTAL PREFERRED STOCK (Cost $955,822)	879,063

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		7-Day Yield	Value (Note 1)
	Short-Term Investments—2.5%
5,935,310	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $5,935,310) ††	0.320%	5,935,310
	TOTAL INVESTMENTS, AT VALUE—101.5% (Cost $201,019,533)		235,560,568
	Liabilities in Excess of Other Assets—(1.5)%		(3,592,940)
	NET ASSETS—100.0%		$231,967,628

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
*	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144A of the Securities Act of 1933 at March 31, 2022, amounts to approximately $2,902,214, and represents 1.25% of net assets.
†	Denotes all or a portion of security on loan. As of March 31, 2022, the market value of the securities on loan was $11,484,486 (Note 1).
‡‡	Affiliated issuer. Assets with a total aggregate market value of $67,940,376, or 29.3% of net assets, were affiliated with the Fund as of March 31, 2022 (Note 2).
§	Fair valued security - Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. As of March 31, 2022, the total value of the fair valued securities was $139,703,390.
††	Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $6,364,292.
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

At March 31, 2022, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Mutual Funds	29.3%
Banks	6.1%
Oil, Gas and Consumable Fuels	4.5%
Metals and Mining	4.2%
Pharmaceuticals	4.0%
Insurance	2.9%
Chemicals	2.6%
Machinery	2.5%
Food Products	2.2%
Automobiles	2.1%
Capital Markets	2.0%
Semiconductors and Semiconductor Equipment	1.6%
Diversified Telecommunication Services	1.5%
Real Estate Management and Development	1.5%
Textiles, Apparel and Luxury Goods	1.5%
Food and Staples Retailing	1.4%
Trading Companies and Distributors	1.3%
Electric Utilities	1.2%
IT Services	1.2%
Construction and Engineering	1.1%
Professional Services	1.1%
Wireless Telecommunication Services	1.1%
Electronic Equipment, Instruments & Components	1.0%
Health Care Equipment and Supplies	1.0%
Household Durables	1.0%
Road and Rail	1.0%
Beverages	0.9%
Electrical Equipment	0.9%
Hotels, Restaurants & Leisure	0.9%
Specialty Retail	0.9%
Auto Components	0.8%
Building Products	0.8%
Software	0.8%
Aerospace & Defense	0.7%
Industrial Conglomerates	0.7%
Media	0.7%
Personal Products	0.7%
Commercial Services & Supplies	0.6%
Multi-Utilities	0.6%
Construction Materials	0.5%
Health Care Providers and Services	0.5%
Air Freight and Logistics	0.4%
Biotechnology	0.4%
Diversified Financial Services	0.4%
Entertainment	0.4%
Marine	0.4%
Multiline Retail	0.4%
Paper and Forest Products	0.4%
Tobacco	0.4%
Communications Equipment	0.3%
Containers and Packaging	0.3%
Gas Utilities	0.3%
Household Products	0.3%
Independent Power and Renewable Electricity Producers	0.3%
Life Sciences Tools and Services	0.3%
Technology Hardware, Storage & Peripherals	0.3%
Transportation Infrastructure	0.3%
Energy Equipment and Services	0.2%
Interactive Media & Services	0.2%
Internet and Catalog Retail	0.2%
Leisure Equipment and Products	0.2%
Airlines	0.1%
Consumer Finance	0.1%
Distributors	0.1%
Diversified Consumer Services	0.1%
Health Care Technology	0.1%
Thrifts and Mortgage Finance	0.1%
Water Utilities	0.1%
Short-Term Investments	2.5%
Total	101.5%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Shares		Value (Note 1)
	Common Stocks—94.5%
	Air Freight and Logistics—1.8%
20,950	United Parcel Service, Inc., Class B	$4,492,937
	Beverages—3.6%
133,350	Keurig Dr. Pepper, Inc.	5,053,965
47,200	Monster Beverage Corp.*	3,771,280
		8,825,245
	Biotechnology—2.3%
59,700	Neurocrine Biosciences, Inc.*	5,596,875
	Capital Markets—5.5%
161,700	Charles Schwab Corp.	13,632,927
	Chemicals—2.8%
21,500	Linde PLC	6,867,745
	Entertainment—2.8%
18,600	Netflix, Inc.*	6,967,374
	Health Care Equipment and Supplies—3.4%
187,400	Boston Scientific Corp.*	8,299,946
	Health Care Providers and Services—3.9%
18,625	UnitedHealth Group, Inc.	9,498,191
	Insurance—3.9%
21,650	Aon PLC, Class A	7,049,889
11,000	Willis Towers Watson PLC	2,598,420
		9,648,309
	Interactive Media & Services—15.9%
9,940	Alphabet, Inc., Class A*	27,646,619
51,100	Meta Platforms, Inc., Class A*	11,362,596
		39,009,215
	Internet and Catalog Retail—6.6%
4,955	Amazon.com, Inc.*	16,153,052
	IT Services—21.1%
34,350	Automatic Data Processing, Inc.	7,815,999
51,000	Fiserv, Inc.*	5,171,400
31,050	FleetCor Technologies, Inc.*	7,733,313
52,650	Global Payments, Inc.	7,204,626
21,200	Mastercard, Inc., Class A	7,576,456
70,800	PayPal Holdings, Inc.*	8,188,020

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	IT Services (Continued)
37,000	Visa, Inc., Class A	$8,205,490
		51,895,304
	Pharmaceuticals—1.3%
17,050	Zoetis, Inc.	3,215,460
	Semiconductors and Semiconductor Equipment—2.4%
22,150	NVIDIA Corp.	6,043,849
	Software—17.2%
15,050	Adobe, Inc.*	6,857,081
11,300	Intuit, Inc.	5,433,492
97,164	Microsoft Corp.	29,956,633
		42,247,206
	TOTAL COMMON STOCKS (Cost $147,693,717)	232,393,635
	TOTAL INVESTMENTS, AT VALUE—94.5% (Cost $147,693,717)	232,393,635
	Other Assets in Excess of Liabilities—5.5%	13,472,654
	NET ASSETS—100.0%	$245,866,289

Notes to the Schedule of Investments:
* Non-income producing security
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

At March 31, 2022, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	40.7%
Communication Services	18.7%
Health Care	10.8%
Financials	9.5%
Consumer Discretionary	6.6%
Consumer Staples	3.6%
Materials	2.8%
Industrials	1.8%
Total	94.5%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Shares		Value (Note 1)

	Common Stocks—98.9%
	Aerospace & Defense—1.2%
48,451	Kratos Defense & Security Solutions, Inc.*	$992,277
68,283	Triumph Group, Inc.*	1,726,194
		2,718,471
	Airlines—3.5%
26,518	Alaska Air Group, Inc.*	1,538,309
111,518	Azul SA, ADR†, *	1,678,346
176,531	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	3,211,099
81,197	JetBlue Airways Corp.*	1,213,895
		7,641,649
	Auto Components—3.3%
38,298	BorgWarner, Inc.	1,489,792
163,687	Dana, Inc.	2,875,981
92,628	Modine Manufacturing Co.*	834,578
100,107	Stoneridge, Inc.*	2,078,221
		7,278,572
	Banks—6.1%
101,949	Bancorp, Inc.*	2,888,215
19,569	BankUnited, Inc.	860,253
168,344	First BanCorp	2,208,673
18,762	Pinnacle Financial Partners, Inc.	1,727,605
24,777	Popular, Inc.	2,025,272
30,896	Webster Financial Corp.	1,733,884
20,974	Wintrust Financial Corp.	1,949,114
		13,393,016
	Biotechnology—2.7%
31,597	ACADIA Pharmaceuticals, Inc.*	765,279
14,960	BioMarin Pharmaceutical, Inc.*	1,153,416
13,749	Exact Sciences Corp.*	961,330
11,008	Incyte Corp.*	874,255
38,020	Iovance Biotherapeutics, Inc.*	633,033
91,381	Karyopharm Therapeutics, Inc.†, *	673,478
4,565	United Therapeutics Corp.*	819,007
		5,879,798
	Building Products—3.6%
66,359	Builders FirstSource, Inc.*	4,282,810
90,364	Caesarstone Ltd.	950,629
8,878	Masonite International Corp.*	789,609
28,938	Trex Co., Inc.*	1,890,520
		7,913,568
	Capital Markets—4.2%
29,663	Carlyle Group, Inc.	1,450,817
10,056	Evercore Inc., Class A	1,119,434
21,252	LPL Financial Holdings, Inc.	3,882,315
19,249	Raymond James Financial, Inc.	2,115,658

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)

	Capital Markets (Continued)
22,440	TPG, Inc.*	$676,342
		9,244,566
	Chemicals—3.1%
13,268	Albemarle Corp.	2,934,218
21,142	FMC Corp.	2,781,653
46,601	Livent Corp.†, *	1,214,888
		6,930,759
	Commercial Services & Supplies—0.7%
111,591	Interface, Inc.	1,514,290
	Construction and Engineering—4.5%
30,556	AECOM	2,347,006
37,458	Granite Construction, Inc.	1,228,623
25,857	MasTec, Inc.*	2,252,145
21,698	Quanta Services, Inc.	2,855,674
111,483	Tutor Perini Corp.*	1,204,016
		9,887,464
	Construction Materials—2.1%
18,828	Eagle Materials, Inc.	2,416,762
72,099	Summit Materials, Inc., Class A*	2,239,395
		4,656,157
	Consumer Finance—0.4%
36,105	Green Dot Corp., Class A*	992,165
	Containers and Packaging—0.7%
31,172	Graphic Packaging Holding Co.	624,687
85,566	Pactiv Evergreen, Inc.	860,794
		1,485,481
	Diversified Consumer Services—1.9%
104,789	2U, Inc.†, *	1,391,598
38,948	Adtalem Global Education, Inc.*	1,157,145
148,855	Perdoceo Education Corp.*	1,708,855
		4,257,598
	Diversified Telecommunication Services—0.7%
101,312	Radius Global Infrastructure, Inc., Class A*	1,446,735
	Electrical Equipment—1.6%
180,528	Array Technologies, Inc.*	2,034,551
11,795	EnerSys	879,553
45,476	Vertiv Holdings Co.	636,664
		3,550,768
	Electronic Equipment, Instruments & Components—4.3%
12,065	Fabrinet*	1,268,394
109,131	Flex Ltd.*	2,024,380
43,294	II-VI, Inc.†, *	3,138,382
41,899	Jabil, Inc.	2,586,425

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)

	Electronic Equipment, Instruments & Components (Continued)
90,730	Ouster, Inc.†, *	$408,285
		9,425,866
	Equity Real Estate Investment Trusts (REITs)—2.2%
9,613	Agree Realty Corp. †	637,919
59,458	Corporate Office Properties Trust	1,696,931
34,598	NETSTREIT Corp.	776,379
63,204	SITE Centers Corp.	1,056,139
17,519	STAG Industrial, Inc.	724,411
		4,891,779
	Health Care Equipment and Supplies—6.6%
2,456	ABIOMED, Inc.*	813,526
40,384	AngioDynamics, Inc.*	869,871
7,679	Cooper Cos., Inc.	3,206,674
16,074	Hologic, Inc.*	1,234,805
12,692	Insulet Corp.*	3,381,022
9,520	Merit Medical Systems, Inc.*	633,270
14,825	Novocure Ltd.†, *	1,228,251
20,359	NuVasive, Inc.*	1,154,355
9,420	Tandem Diabetes Care, Inc.*	1,095,452
44,100	Varex Imaging Corp.*	938,889
		14,556,115
	Health Care Providers and Services—1.6%
17,788	Acadia Healthcare Co., Inc.*	1,165,647
57,930	Covetrus, Inc.*	972,645
4,508	Molina Healthcare, Inc.*	1,503,824
		3,642,116
	Hotels, Restaurants & Leisure—4.3%
24,191	Boyd Gaming Corp.	1,591,284
42,837	Caesars Entertainment, Inc.*	3,313,870
51,652	Cheesecake Factory, Inc.*	2,055,233
31,131	Planet Fitness, Inc., Class A*	2,629,947
		9,590,334
	Insurance—3.1%
36,159	Argo Group International Holdings Ltd.	1,492,643
5,142	Everest Re Group Ltd.	1,549,696
8,559	Trupanion, Inc.*	762,778
45,198	WR Berkley Corp.	3,009,735
		6,814,852
	Internet and Catalog Retail—0.7%
24,602	Chewy, Inc., Class A†, *	1,003,270
36,648	Lands' End, Inc.*	620,084
		1,623,354
	IT Services—2.9%
30,032	Genpact Ltd.	1,306,692
23,936	LiveRamp Holdings, Inc.*	894,967
130,469	Paya Holdings, Inc.*	764,548

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)

	IT Services (Continued)
50,290	Paymentus Holdings, Inc., Class A*	$1,060,113
43,901	Switch, Inc., Class A	1,353,029
5,897	WEX, Inc.*	1,052,320
		6,431,669
	Leisure Equipment and Products—1.2%
114,569	Mattel, Inc.*	2,544,578
	Life Sciences Tools and Services—1.1%
19,958	QIAGEN NV*	977,942
13,554	Quanterix Corp.*	395,641
53,525	Sotera Health Co.*	1,159,352
		2,532,935
	Machinery—0.4%
32,489	CIRCOR International, Inc.*	864,857
	Marine—0.6%
19,484	Kirby Corp.*	1,406,550
	Media—1.7%
37,773	Cardlytics, Inc.†, *	2,076,760
115,384	Integral Ad Science Holding Corp.*	1,592,299
		3,669,059
	Metals and Mining—3.0%
101,895	Allegheny Technologies, Inc.*	2,734,862
54,433	Carpenter Technology Corp.	2,285,097
60,908	Pan American Silver Corp.	1,662,789
		6,682,748
	Oil, Gas and Consumable Fuels—2.4%
45,353	Devon Energy Corp.	2,681,723
122,764	Navigator Holdings Ltd.*	1,498,948
31,578	SM Energy Co.	1,229,963
		5,410,634
	Pharmaceuticals—2.2%
36,029	Amphastar Pharmaceuticals, Inc.*	1,293,441
27,806	Pacira BioSciences, Inc.*	2,122,154
43,283	Supernus Pharmaceuticals, Inc.*	1,398,907
		4,814,502
	Professional Services—2.5%
89,986	KBR, Inc.	4,924,934
16,492	Willdan Group, Inc.*	506,139
		5,431,073
	Road and Rail—1.4%
35,956	Knight-Swift Transportation Holdings, Inc.	1,814,340

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)

	Road and Rail (Continued)
18,864	XPO Logistics, Inc.*	$1,373,299
		3,187,639
	Semiconductors and Semiconductor Equipment—8.7%
64,601	MACOM Technology Solutions Holdings, Inc.*	3,867,662
32,543	MaxLinear, Inc.*	1,898,884
2,906	Monolithic Power Systems, Inc.	1,411,386
15,828	Qorvo, Inc.*	1,964,255
32,066	Semtech Corp.*	2,223,457
7,212	Silicon Laboratories, Inc.*	1,083,242
3,465	SiTime Corp.*	858,696
10,501	Universal Display Corp.	1,753,142
37,597	Wolfspeed, Inc.*	4,280,794
		19,341,518
	Software—3.3%
12,552	CommVault Systems, Inc.*	832,825
26,265	Couchbase, Inc.*	457,536
5,139	Coupa Software, Inc.*	522,277
19,183	Model N, Inc.*	516,023
33,762	NCR Corp.*	1,356,895
20,639	SS&C Technologies Holdings, Inc.	1,548,338
8,409	Workiva, Inc.*	992,262
64,787	Zuora, Inc., Class A*	970,509
		7,196,665
	Specialty Retail—1.6%
4,105	Advance Auto Parts, Inc.	849,571
12,424	Floor & Decor Holdings, Inc., Class A*	1,006,344
88,762	Leslie's, Inc.*	1,718,432
		3,574,347
	Technology Hardware, Storage & Peripherals—0.2%
19,246	Stratasys Ltd.*	488,656
	Thrifts and Mortgage Finance—0.4%
48,120	NMI Holdings, Inc., Class A*	992,234
	Trading Companies and Distributors—2.2%
28,589	Beacon Roofing Supply, Inc.*	1,694,756
266,596	MRC Global, Inc.*	3,175,158
		4,869,914
	TOTAL COMMON STOCKS (Cost $151,954,507)	218,775,051

		Expiration Date
	Rights—0.2%
	Metals and Mining—0.2%
656,295	Pan American Silver Corp., CVR *
		02/22/2029	551,288
	TOTAL RIGHTS (Cost $158,917)		551,288

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		7-Day Yield	Value (Note 1)
	Short-Term Investments—1.3%
2,809,389	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $2,809,389) ††	0.320%	$2,809,389

	TOTAL INVESTMENTS, AT VALUE—100.4% (Cost $154,922,813)		222,135,728
	Liabilities in Excess of Other Assets—(0.4)%		(931,741)
	NET ASSETS—100.0%		$221,203,987

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
CVR—Contingent Voting Rights
REIT—Real Estate Investment Trust
* Non-income producing security.
† Denotes all or a portion of security on loan. As of March 31, 2022, the market value of the securities on loan was $9,607,585 (Note 1).
†† Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $7,198,014.
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

At March 31, 2022, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Industrials	22.1%
Information Technology	19.4%
Financials	14.2%
Health Care	14.2%
Consumer Discretionary	13.1%
Materials	9.2%
Energy	2.4%
Communication Services	2.3%
Real Estate	2.2%
Short-Term Investments	1.3%
Total	100.4%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Shares		Value (Note 1)
	Common Stocks—97.4%

	Aerospace & Defense—3.6%
5,200	General Dynamics Corp.	$1,254,136
600	Huntington Ingalls Industries, Inc.	119,664
2,800	L3Harris Technologies, Inc.	695,716
3,600	Lockheed Martin Corp.	1,589,040
2,200	Northrop Grumman Corp.	983,884
4,100	Textron, Inc.	304,958
		4,947,398
	Air Freight and Logistics—1.8%
1,700	C.H. Robinson Worldwide, Inc.	183,107
2,200	Expeditors International of Washington, Inc.	226,952
9,600	United Parcel Service, Inc., Class B	2,058,816
		2,468,875
	Auto Components—0.1%
1,500	BorgWarner, Inc.	58,350
800	Lear Corp.	114,072
		172,422
	Automobiles—0.8%
69,900	Ford Motor Co.	1,182,009
	Banks—11.6%
118,900	Bank of America Corp.	4,901,058
6,100	Citizens Financial Group, Inc.	276,513
1,900	Comerica, Inc.	171,817
1,643	Commerce Bancshares, Inc.	117,623
700	Cullen/Frost Bankers, Inc.	96,887
2,000	East West Bancorp, Inc.	158,040
10,100	Fifth Third Bancorp	434,704
5,737	First Horizon Corp.	134,762
38,700	JPMorgan Chase & Co.	5,275,584
13,800	KeyCorp	308,844
1,600	M&T Bank Corp.	271,200
500	Pinnacle Financial Partners, Inc.	46,040
6,000	PNC Financial Services Group, Inc.	1,106,700
13,600	Regions Financial Corp.	302,736
900	Synovus Financial Corp.	44,100
18,700	Truist Financial Corp.	1,060,290
20,889	U.S. Bancorp	1,110,250
2,200	Zions Bancorp NA	144,232
		15,961,380
	Beverages—0.1%
1,400	Molson Coors Beverage Co., Class B	74,732

	Biotechnology—4.9%
23,200	AbbVie, Inc.	3,760,952
3,800	Amgen, Inc.	918,916
16,500	Gilead Sciences, Inc.	980,925

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Biotechnology (Continued)
1,500	Regeneron Pharmaceuticals, Inc.*	$1,047,630
		6,708,423
	Building Products—0.3%
4,800	Masco Corp.	244,800
1,900	Owens Corning	173,850
		418,650
	Capital Markets—3.4%
1,600	Ameriprise Financial, Inc.	480,576
12,600	Bank of New York Mellon Corp.	625,338
4,800	Goldman Sachs Group, Inc.	1,584,480
3,800	Jefferies Financial Group, Inc.	124,830
12,200	Morgan Stanley	1,066,280
2,900	Northern Trust Corp.	337,705
3,000	Raymond James Financial, Inc.	329,730
2,100	SEI Investments Co.	126,441
		4,675,380
	Chemicals—1.8%
2,200	Celanese Corp.	314,314
5,100	Dow, Inc.	324,972
6,800	DuPont de Nemours, Inc.	500,344
2,500	Eastman Chemical Co.	280,150
1,700	FMC Corp.	223,669
1,500	Huntsman Corp.	56,265
2,300	LyondellBasell Industries NV	236,486
6,900	Mosaic Co.	458,850
1,100	Olin Corp.	57,508
		2,452,558
	Communications Equipment—2.4%
59,100	Cisco Systems, Inc.	3,295,416

	Consumer Finance—2.7%
5,300	Ally Financial, Inc.	230,444
10,800	American Express Co.	2,019,600
6,500	Capital One Financial Corp.	853,385
200	Credit Acceptance Corp.*	110,074
4,100	Discover Financial Services	451,779
		3,665,282
	Containers and Packaging—0.8%
28,300	Amcor PLC	320,639
1,500	Berry Global Group, Inc.*	86,940
2,500	Crown Holdings, Inc.	312,725
1,600	Packaging Corp. of America	249,776
2,800	Sealed Air Corp.	187,488
		1,157,568
	Distributors—0.4%
2,700	Genuine Parts Co.	340,254

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Distributors (Continued)
5,500	LKQ Corp.	$249,755
		590,009
	Diversified Consumer Services—0.1%
3,200	Service Corp. International	210,624

	Diversified Financial Services—0.2%
6,300	Equitable Holdings, Inc.	194,733
1,800	Voya Financial, Inc.	119,430
		314,163
	Electric Utilities—3.5%
3,500	Alliant Energy Corp.	218,680
5,300	Duke Energy Corp.	591,798
5,000	Edison International	350,500
2,800	Entergy Corp.	326,900
3,200	Evergy, Inc.	218,688
4,500	Eversource Energy	396,855
17,600	Exelon Corp.	838,288
7,700	FirstEnergy Corp.	353,122
3,200	NRG Energy, Inc.	122,752
1,400	OGE Energy Corp.	57,092
800	Pinnacle West Capital Corp.	62,480
9,900	PPL Corp.	282,744
14,900	Southern Co.	1,080,399
		4,900,298
	Electrical Equipment—0.1%
2,000	Sensata Technologies Holding PLC*	101,700

	Electronic Equipment, Instruments & Components—0.2%
1,300	Arrow Electronics, Inc.*	154,219
2,700	Jabil, Inc.	166,671
		320,890
	Food and Staples Retailing—0.9%
1,900	BJ's Wholesale Club Holdings, Inc.*	128,459
10,400	Kroger Co.	596,648
12,100	Walgreens Boots Alliance, Inc.	541,717
		1,266,824
	Food Products—2.6%
10,100	Archer-Daniels-Midland Co.	911,626
2,600	Bunge Ltd.	288,106
2,100	Campbell Soup Co.	93,597
3,000	Conagra Brands, Inc.	100,710
1,000	Darling Ingredients, Inc.*	80,380
8,500	General Mills, Inc.	575,620
1,500	JM Smucker Co.	203,115
4,500	Kellogg Co.	290,205
17,200	Kraft Heinz Co.	677,508

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Food Products (Continued)
4,100	Tyson Foods, Inc., Class A	$367,483
		3,588,350
	Health Care Equipment and Supplies—0.2%
3,300	Hologic, Inc.*	253,506

	Health Care Providers and Services—7.5%
3,700	AmerisourceBergen Corp.	572,427
4,600	Anthem, Inc.	2,259,612
1,900	Cardinal Health, Inc.	107,730
7,700	Centene Corp.*	648,263
4,800	Cigna Corp.	1,150,128
17,510	CVS Health Corp.	1,772,187
2,100	DaVita, Inc.*	237,531
6,200	HCA Healthcare, Inc.	1,553,844
2,000	Henry Schein, Inc.*	174,380
1,700	Laboratory Corp. of America Holdings*	448,222
2,800	McKesson Corp.	857,164
2,500	Quest Diagnostics, Inc.	342,150
1,400	Universal Health Services, Inc., Class B	202,930
		10,326,568
	Hotels, Restaurants & Leisure—0.1%
800	Boyd Gaming Corp.	52,624
900	Darden Restaurants, Inc.	119,655
		172,279
	Household Durables—1.1%
6,700	DR Horton, Inc.	499,217
5,000	Lennar Corp., Class A	405,850
40	NVR, Inc.*	178,691
4,900	PulteGroup, Inc.	205,310
1,100	Whirlpool Corp.	190,058
		1,479,126
	Household Products—0.2%
2,200	Kimberly-Clark Corp.	270,952

	Independent Power and Renewable Electricity Producers—0.1%
6,300	Vistra Corp.	146,475

	Insurance—6.6%
9,900	Aflac, Inc.	637,461
4,300	Allstate Corp.	595,593
1,200	American Financial Group, Inc.	174,744
5,700	Arch Capital Group Ltd.*	275,994
800	Assurant, Inc.	145,464
6,400	Chubb Ltd.	1,368,960
2,300	Cincinnati Financial Corp.	312,708
600	Everest Re Group Ltd.	180,828
4,000	Fidelity National Financial, Inc.	195,360
1,500	First American Financial Corp.	97,230
1,300	Globe Life, Inc.	130,780
5,100	Hartford Financial Services Group, Inc.	366,231

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Insurance (Continued)
2,800	Lincoln National Corp.	$183,008
3,700	Loews Corp.	239,834
200	Markel Corp.*	295,048
12,700	MetLife, Inc.	892,556
3,000	Old Republic International Corp.	77,610
3,800	Principal Financial Group, Inc.	278,958
5,600	Prudential Financial, Inc.	661,752
500	Reinsurance Group of America, Inc.	54,730
600	RenaissanceRe Holdings Ltd.	95,106
6,500	Travelers Cos., Inc.	1,187,745
1,800	Willis Towers Watson PLC	425,196
3,750	WR Berkley Corp.	249,713
		9,122,609
	Internet and Catalog Retail—0.5%
12,500	eBay, Inc.	715,750

	IT Services—1.6%
1,600	DXC Technology Co.*	52,208
4,500	Fiserv, Inc.*	456,300
3,400	Genpact Ltd.	147,934
11,800	International Business Machines Corp.	1,534,236
		2,190,678
	Leisure Equipment and Products—0.1%
1,300	Brunswick Corp.	105,157

	Life Sciences Tools and Services—0.2%
400	Bio-Rad Laboratories, Inc., Class A*	225,292

	Machinery—2.1%
500	AGCO Corp.	73,015
4,300	Deere & Co.	1,786,478
800	Oshkosh Corp.	80,520
2,400	PACCAR, Inc.	211,368
1,800	Parker-Hannifin Corp.	510,768
1,000	Snap-on, Inc.	205,480
		2,867,629
	Media—2.7%
64,200	Comcast Corp., Class A	3,005,844
6,200	Fox Corp., Class A	244,590
4,100	Interpublic Group of Cos., Inc.	145,345
300	Nexstar Media Group, Inc., Class A	56,544
3,900	Omnicom Group, Inc.	331,032
		3,783,355
	Metals and Mining—1.9%
10,000	Freeport-McMoRan, Inc.	497,400
10,500	Newmont Corp.	834,225
5,500	Nucor Corp.	817,575
1,100	Reliance Steel & Aluminum Co.	201,685

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Metals and Mining (Continued)
3,800	Steel Dynamics, Inc.	$317,034
		2,667,919
	Multi-Utilities—1.2%
11,300	Dominion Energy, Inc.	960,161
9,600	Public Service Enterprise Group, Inc.	672,000
		1,632,161
	Multiline Retail—1.4%
2,000	Macy's, Inc.	48,720
9,000	Target Corp.	1,909,980
		1,958,700
	Oil, Gas and Consumable Fuels—7.2%
4,800	APA Corp.	198,384
9,367	Chevron Corp.	1,525,228
10,600	EOG Resources, Inc.	1,263,838
59,300	Exxon Mobil Corp.	4,897,587
31,700	Kinder Morgan, Inc.	599,447
10,235	Marathon Oil Corp.	257,001
5,900	ONEOK, Inc.	416,717
3,400	Ovintiv, Inc.	183,838
5,700	Valero Energy Corp.	578,778
		9,920,818
	Pharmaceuticals—7.3%
14,600	Bristol-Myers Squibb Co.	1,066,238
34,600	Johnson & Johnson	6,132,158
35,500	Merck & Co., Inc.	2,912,775
		10,111,171
	Professional Services—0.2%
1,800	Booz Allen Hamilton Holding Corp.	158,112
900	Leidos Holdings, Inc.	97,218
		255,330
	Real Estate Management and Development—0.3%
2,300	CBRE Group, Inc., Class A*	210,496
900	Jones Lang LaSalle, Inc.*	215,514
		426,010
	Road and Rail—0.3%
400	AMERCO	238,776
2,300	Knight-Swift Transportation Holdings, Inc.	116,058
		354,834
	Semiconductors and Semiconductor Equipment—1.4%
1,500	First Solar, Inc.*	125,610
7,700	Micron Technology, Inc.	599,753

 The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment (Continued)
7,700	QUALCOMM, Inc.	$1,176,714
		1,902,077
	Software—3.3%
7,400	NortonLifeLock, Inc.	196,248
52,800	Oracle Corp.	4,368,144
		4,564,392
	Specialty Retail—3.6%
1,200	Advance Auto Parts, Inc.	248,352
1,500	AutoNation, Inc.*	149,370
310	AutoZone, Inc.*	633,820
1,500	Bath & Body Works, Inc.	71,700
800	Dick's Sporting Goods, Inc.†	80,016
13,300	Lowe's Cos., Inc.	2,689,127
1,300	O'Reilly Automotive, Inc.*	890,448
1,100	Penske Automotive Group, Inc.	103,092
1,000	Williams-Sonoma, Inc.	145,000
		5,010,925
	Technology Hardware, Storage & Peripherals—0.9%
23,300	Hewlett Packard Enterprise Co.	389,343
23,200	HP, Inc.	842,160
		1,231,503
	Textiles, Apparel and Luxury Goods—0.2%
2,000	Capri Holdings, Ltd.*	102,780
300	Ralph Lauren Corp.	34,032
1,600	Skechers USA, Inc., Class A*	65,216
1,500	Tapestry, Inc.	55,725
		257,753
	Tobacco—2.5%
25,800	Altria Group, Inc.	1,348,050
21,800	Philip Morris International, Inc.	2,047,892
		3,395,942
	Trading Companies and Distributors—0.3%
1,000	United Rentals, Inc.*	355,210

	Water Utilities—0.1%
3,000	Essential Utilities, Inc.	153,390

	TOTAL COMMON STOCKS (Cost $102,971,483)	134,330,462

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value (Note 1)
	Exchange-Traded Fund—2.0%

17,300	iShares Russell 1000 Value ETF (Cost $2,816,107) †	2,871,454

		7-Day Yield
	Short-Term Investments—0.1%

72,760	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $72,760) ††	0.320%	72,760
	TOTAL SHORT-TERM INVESTMENTS (Cost $72,760)		72,760

	TOTAL INVESTMENTS, AT VALUE—99.5% (Cost $105,860,350)		137,274,676
	Other Assets in Excess of Liabilities—0.5%		624,823
	NET ASSETS—100.0%		$137,899,499

Notes to the Schedule of Investments:
*	Non-income producing security.
†	Denotes all or a portion of security on loan. As of March 31, 2022, the market value of the securities on loan was $203,111 (Note 1).
††	Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $138,174.
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

At March 31, 2022, industry sector diversification of the M Large Cap Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	26.5%
Health Care	20.0%
Information Technology	9.8%
Consumer Discretionary	8.6%
Industrials	8.5%
Energy	7.2%
Consumer Staples	6.2%
Utilities	5.0%
Materials	4.6%
Communication Services	2.7%
Real Estate	0.3%
Short-Term Investments	0.1%
Total	99.5%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2022, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.	Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System “NASDAQ”) are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 0.5%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments;

•	Level 2 — quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of March 31, 2022, the M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2022 in valuing the M International Equity Fund investments:

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$199,846	$11,546,181	$—	$11,746,027
Austria	—	643,585	—	643,585
Belgium	29,131	1,482,017	—	1,511,148
Canada	19,529,780	—	—	19,529,780
China	—	45,032	—	45,032
Denmark	—	3,775,020	—	3,775,020
Finland	116,582	1,997,359	—	2,113,941
France	—	13,436,499	—	13,436,499
Germany	37,131	11,267,803	—	11,304,934
Hong Kong	—	3,886,788	—	3,886,788
Ireland	227,661	701,790	—	929,451
Israel	214,253	1,514,701	—	1,728,954
Italy	31,574	3,860,917	—	3,892,491
Japan	53,807	33,971,543	—	34,025,350
Netherlands	357,492	4,861,223	—	5,218,715
New Zealand	—	591,310	—	591,310
Norway	1,992	1,701,731	—	1,703,723
Portugal	—	400,089	—	400,089
Singapore	10,717	1,585,703	—	1,596,420
Spain	76,337	3,186,494	—	3,262,831
Sweden	4,340	4,942,584	—	4,946,924
Switzerland	215,146	12,712,657	—	12,927,803
United Kingdom	863,982	20,713,301	—	21,577,283
United States	11,721	—	—	11,721
Total Common Stocks	21,981,492	138,824,327	—	160,805,819
Affiliated Investment Company
United States	67,940,376	—	—	67,940,376
Rights
Austria	—	—	—	—
Preferred Stocks
Germany	—	847,012	—	847,012
Italy	—	32,051	—	32,051
Total Preferred Stocks	—	879,063	—	879,063
Short-Term Investments
Investments in Security Lending Collateral	—	5,935,310	—	5,935,310
Total	$89,921,868	$145,638,700	$—	$235,560,568

At March 31, 2022, Level 2 Common Stocks were priced using a fair value factor applied to quoted market prices.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds’ securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) and non-cash (U.S. Treasuries and Agencies) as collateral against the loaned securities. Cash collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102% or 105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102% or 105%.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund’s securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

As of March 31, 2022, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$11,484,486	$12,299,602
M Capital Appreciation Fund	9,607,585	10,007,402
M Large Cap Value Fund	203,111	210,934

2. Tax Information

As of March 31, 2022, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$201,857,933	$46,932,563	$(13,229,928)	$33,702,635
M Large Cap Growth Fund	147,731,756	89,718,221	(5,056,342)	84,661,879
M Capital Appreciation Fund	156,095,296	78,862,166	(12,821,734)	66,040,432
M Large Cap Value Fund	106,510,804	32,513,656	(1,749,784)	30,763,872

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

The Funds did not have any unrecognized tax benefits as of March 31, 2022, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended March 31, 2022, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2019 through December 2021. No examination of any of the Funds' tax filings is currently in progress.